OMB APPROVAL
OMB Number: 3235-0578 Expires: May 31, 2007 Estimated average burden hours per response: 21.09

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-08367

Evergreen Municipal Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116
(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for four of its series, Evergreen High Income Municipal Bond Fund, Evergreen Municipal Bond Fund, Evergreen Short-Intermediate Municipal Bond Fund and Evergreen Strategic Municipal Bond Fund for the quarter ended August 31, 2008. These four series have a May 31 fiscal year end.

Date of reporting period:	August 31, 2008

Item 1 – Schedule of Investments

EVERGREEN HIGH INCOME MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

August 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 93.0%
AIRPORT 1.8%
Branson, MO Regl. Arpt. Trans. Dev. RB, Ser. B, 6.00%, 07/01/2037	$5,000,000	$4,020,400

COMMUNITY DEVELOPMENT DISTRICT 39.7%
Amelia Walk, FL CDD Spl. Assmt. RB:
Ser. A, 5.50%, 05/01/2037	2,550,000	1,991,397
Ser. B, 5.20%, 05/01/2014	1,095,000	996,264
Bobcat Trail, FL CDD RB, Ser. A, 6.60%, 05/01/2021	1,035,000	1,035,745
ChampionsGate, FL CDD Capital Impt. RB:
Ser. A, 6.25%, 05/01/2020	2,560,000	2,561,331
Ser. B, 5.70%, 05/01/2010	1,545,000	1,520,543
Covington Park, FL CDD RB:
Ser. A, 6.25%, 05/01/2034	930,000	931,907
Ser. B, 5.30%, 11/01/2009	155,000	153,810
Double Branch, FL CDD Spl. Assmt. RB, Ser. A, 6.70%, 05/01/2034	1,905,000	1,953,406
Dulles, VA CDA Spl. Assmt. RB, Dulles Town Ctr. Proj., 6.25%, 03/01/2026	2,910,000	2,894,693
Eastlake Oaks, FL CDD RB, 7.75%, 05/01/2017	925,000	934,148
Fiddler’s Creek, FL CDD RB, Ser. A:
6.00%, 05/01/2016	1,340,000	1,278,883
6.375%, 05/01/2035	1,285,000	1,157,130
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.625%, 07/01/2025	2,500,000	2,508,325
Heritage Harbor, FL CDD Recreational Facs. RB, 7.75%, 05/01/2023	640,000	641,229
Heritage Isle at Viera, FL CDD Spl. Assmt. RB, Ser. B, 5.00%, 11/01/2009	100,000	98,335
Heritage Isles, FL CDD:
Recreational Facs. RB, 7.10%, 10/01/2023	2,230,000	2,163,680
Spl. Assmt. RB, Ser. B, 6.00%, 05/01/2020	1,900,000	1,867,016
Heritage Lake Park, FL CDD Spl. Assmt. RB:
5.70%, 05/01/2036	930,000	772,142
Ser. B, 5.10%, 11/01/2009	1,295,000	1,274,876
Indian Trace, FL CDD, Water Mgmt., Spl. Benefit RB, 8.25%, 05/01/2011	1,385,000	1,428,447
Indigo, FL CDD Capital Impt. RB, Ser. C, 7.00%, 05/01/2030	3,000,000	3,000,060
Lake Bernadette, FL CDD Spl. Assmt. RB, Pub. Impt., Ser. A, 8.00%, 05/01/2017	1,440,000	1,440,432
Lakeside Plantation, FL CDD RB, Ser. B, 6.95%, 05/01/2031	1,462,708	1,463,395
Lexington Oaks, FL CDD RB, Ser. A, 6.125%, 05/01/2019	635,000	639,394
Marshall Creek, FL CDD Spl. Assmt. RB:
6.625%, 05/01/2032	2,815,000	2,799,686
Ser. A, 7.65%, 05/01/2032	1,870,000	1,930,588
Mediterranea, FL CDD Spl. Assmt. RB, Ser. A, 5.60%, 05/01/2037 +	3,010,000	1,926,731
North Springs, FL Impt. Dist. Spl. Assmt. RB:
Heron Bay Assmt. Area, 5.20%, 05/01/2027	1,460,000	1,119,294
Heron Bay Proj., 7.00%, 05/01/2019	1,397,000	1,398,327
Ser. A, 7.00%, 05/01/2019	300,000	300,285
Orchid Grove, FL CDD Spl. Assmt. RB, 5.45%, 05/01/2036	3,645,000	2,507,323
Orlando, FL Spl. Assmt. RB, Conroy Road Interchange Proj., Ser. A, 5.80%, 05/01/2026	5,000,000	4,918,200
Overoaks, FL CDD Capital Impt. RB:
Ser. A, 6.125%, 05/01/2035	960,000	805,699
Ser. B, 5.125%, 05/01/2009	730,000	720,576
Pine Ridge Plantation, FL CDD Capital Impt. RB:
Ser. A, 5.40%, 05/01/2037	1,070,000	785,926
Ser. B, 5.00%, 05/01/2011	2,635,000	2,481,485
Poinciana, FL CDD Spl. Assmt. RB, Ser. A, 7.125%, 05/01/2031	4,540,000	4,560,203
Portico, FL CDD Capital Impt. RB, 5.45%, 05/01/2037	5,000,000	3,674,300
Portofino Isles, FL CDD Spl. Assmt. RB, Portofino Ct. Proj., 5.60%, 05/01/2036 +	3,090,000	2,423,703
Portofino Vista, FL CDD Spl. Assmt. RB, Ser. A, 5.15%, 05/01/2037 +	3,520,000	2,579,350
Stoneybrook, FL CDD RB, Stoneybrook Golf Club, 7.00%, 10/01/2022	7,520,000	6,426,818
Tuscany Reserve, FL CDD RB:
Ser. A, 5.55%, 05/01/2036	3,920,000	2,996,370
Ser. B, 5.25%, 05/01/2016	1,330,000	1,153,442

1

EVERGREEN HIGH INCOME MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
COMMUNITY DEVELOPMENT DISTRICT continued
Verano, FL CDD RB, Cmnty. Infrastructure Proj., Ser. B, 5.00%, 11/01/2013	$2,760,000	$2,467,247
West Village, FL CDD Spl. Assmt. RB, 5.50%, 05/01/2037 +	5,420,000	3,970,421
Winston Trails, FL CDD Spl. Obl. RB, Palm Beach Cmnty. Proj., 6.50%, 05/01/2031	2,910,000	2,935,142
World Commerce Ctr. Florida CDD Spl. Assmt. RB, 5.50%, 05/01/2038	2,000,000	1,545,720

		91,133,424

CONTINUING CARE RETIREMENT COMMUNITY 18.6%
Central Texas Hlth. Facs. Dev. Corp. RB, Gleannloch Farms, Ser. A, 5.25%, 02/15/2016	500,000	464,750
Florida Capital Proj. Fin. Auth. RB, Glenridge on Palmer Ranch, 8.00%, 06/01/2032	3,000,000	3,596,730
Gainesville & Hall Cnty., GA Dev. Auth. RB, Sr. Living Facs., Lanier Vlg. Estates, Ser. C, 7.25%, 11/15/2029	5,000,000	5,240,600
Health Facs. Dev. Corp. of Central Texas RB, Legacy at Willow Bend Proj., Ser. A, 5.25%, 11/01/2016	500,000	474,310
Hillsborough Cnty., FL IDA RB, Lakeshore Villas Proj., Ser. A, 6.70%, 07/01/2021	1,590,000	1,534,716
Lancaster Cnty., PA Hosp. Auth. RRB, Brethren Vlg. Proj., Ser. A, 6.50%, 07/01/2040	4,500,000	4,457,655
Lee Cnty., FL IDA Hlth. Care Facs. RB, Cypress Cove Hlth. Proj., Ser. A:
6.25%, 10/01/2017	3,365,000	3,342,926
6.375%, 10/01/2025	6,575,000	6,452,573
Nassau Cnty. NY Indl. Dev. Agcy. RB, Amsterdam at Harborside, Ser. B, 5.50%, 01/01/2028	1,250,000	1,222,600
North Carolina Med. Care Cmnty. Retirement Facs. RB, First Mtge. Southminster Proj., Ser. A, 5.75%, 10/01/2037	4,000,000	3,723,080
Orange Cnty., FL Hlth. Facs. Auth. RB, Orlando Lutheran, 5.70%, 07/01/2026	2,000,000	1,768,760
St. John’s Cnty., FL IDA RB, Glenmoor Proj., Ser. A:
8.00%, 01/01/2020	5,000,000	5,479,550
8.00%, 01/01/2023	4,500,000	4,931,595

		42,689,845

EDUCATION 1.7%
Austin, NC RB, Univ. of North Carolina Chapel Hill Proj., Ser. 2008-1085, 7.99%, 12/01/2036 *	3,800,000	3,934,672

ELECTRIC REVENUE 4.4%
Salt River, AZ RB, Agriculture Impt. & Power Dist. Elec. Sys. Proj., Ser. A, 5.00%, 01/01/2038	10,000,000	10,163,500

HOSPITAL 8.3%
Jacksonville, FL Hlth. Facs. Auth. RB, First Mtge. Mental Hlth., Ser. A, 7.00%, 10/01/2029	3,735,000	3,765,478
St. Paul, MN Hsg. & Redev. Auth. Hosp. RB, HealthEast Hosp. Proj., 6.00%, 11/15/2035	3,000,000	2,917,440
Tarrant Cnty., TX Cultural Ed. Facs. Corp. Hosp. RB, 6.375%, 11/01/2036	8,400,000	6,746,628
West Virginia Hosp. Fin. Auth. RRB, Thomas Hlth. Sys. Proj., 6.50%, 10/01/2038	6,000,000	5,718,720

		19,148,266

HOUSING 1.2%
Orange Cnty., FL HFA MHRB, Buena Vista Place II, Ser. I, 6.90%, 07/01/2039	2,845,000	2,856,807

INDUSTRIAL DEVELOPMENT REVENUE 3.9%
Gaston Cnty., NC Indl. Facs. & Pollution Ctl. Fin. Auth. RB, Natl. Gypsum Co. Proj., 5.75%, 08/01/2035	5,000,000	3,894,400
Hillsborough Cnty., FL IDRB, Lakeshore Villas Proj., Ser. A:
6.50%, 07/01/2029	2,985,000	2,803,631
6.75%, 07/01/2029	2,380,000	2,294,796

		8,992,827

MISCELLANEOUS REVENUE 3.6%
Maryland Energy Fin. Admin. RB, Recycling Office Paper Sys. Proj., Ser. A, 7.50%, 09/01/2015	3,010,000	3,094,701
Morongo Band of Mission Indians California Enterprise RB, Tax-Exempt, Ser. B, 6.50%, 03/01/2028	3,000,000	2,906,070
Tampa, FL Util. Tax Capital Appreciation, 0.00%, 10/01/2020 ¤	4,000,000	2,249,080

		8,249,851

PUBLIC FACILITIES 2.5%
Madison Cnty., FL RB, First Mtge. Twin Oaks Proj., Ser. A, 6.00%, 07/01/2025	2,225,000	2,040,792
Southwestern Illinois Dev. Auth. RB, Local Govt. Program, Vlg. of Sauget Proj., 5.625%, 11/01/2026	4,300,000	3,772,089

		5,812,881

2

EVERGREEN HIGH INCOME MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION 4.4%
San Francisco Bay Area Toll Auth. RRB, Ser. F-1, 5.00%, 04/01/2039	$10,000,000	$10,117,300

WATER & SEWER 2.9%
Northern Palm Beach Cnty., FL Water Ctl. & Impt. Dist. Spl. Assmt. RB:
Unit Dev. No. 05-B, 6.00%, 08/01/2025	2,015,000	2,109,544
Unit Dev. No. 09-B, 6.00%, 08/01/2029	2,600,000	2,721,992
Unit Dev. No. 44-A, 6.60%, 08/01/2031	1,815,000	1,818,466

		6,650,002

Total Municipal Obligations (cost $226,278,997)		213,769,775

	Shares	Value

SHORT-TERM INVESTMENTS 3.1%
MUTUAL FUND SHARES 3.1%
Evergreen Institutional Municipal Money Market Fund, Class I, 2.03% q ø (cost $7,064,987)	7,064,987	7,064,987

Total Investments (cost $233,343,984) 96.1%		220,834,762
Other Assets and Liabilities 3.9%		8,902,463

Net Assets 100.0%		$229,737,225

+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
*	Inverse floating rate security
¤

Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from accretion of discount at acquisition.

q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

CDA	Community Development Authority
CDD	Community Development District
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
MHRB	Multifamily Housing Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond

The following table shows the percent of total investments by geographic location as of August 31, 2008:

Florida	61.4%
California	5.9%
North Carolina	5.2%
Arizona	4.6%
Texas	3.5%
West Virginia	2.6%
Maryland	2.5%
Georgia	2.4%
Pennsylvania	2.0%
Missouri	1.8%
Illinois	1.7%
Minnesota	1.3%
Virginia	1.3%
New York	0.6%
Non-state specific	3.2%

100.0%

On August 31, 2008, the aggregate cost of securities for federal income tax purposes was $233,343,984. The gross unrealized appreciation and depreciation on securities based on tax cost was $3,504,438 and $16,013,660 respectively, with a net unrealized depreciation of $12,509,222.

3

EVERGREEN HIGH INCOME MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred to the Fund, thereby collapsing the TOB Trust. Pursuant to Statement of Financial Accounting Standards No. 140, Accounting for Transfer and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS 140”), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and accounts for the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

Valuation hierarchy

On June 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$7,064,987
Level 2 – Other Significant Observable Inputs	213,769,775
Level 3 – Significant Unobservable Inputs	0

Total	$220,834,762

4

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

August 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 98.2%
AIRPORT 3.1%
Allegheny Cnty., PA Arpt. Auth. RRB, Pittsburgh Intl. Arpt. Proj., 6.00%, 01/01/2015	$4,495,000	$4,582,787
Atlanta, GA Arpt. RRB, Ser. D, 5.25%, 01/01/2017, (Insd. by FGIC)	12,790,000	12,865,845
Dallas-Fort Worth, TX Intl. Arpt. RB:
Ser. A, 5.50%, 11/01/2020, (Insd. by MBIA)	11,000,000	10,843,800
Ser. B, 6.25%, 11/01/2028	5,000,000	5,040,250
Horry Cnty., SC Arpt. RB, Ser. A, 5.60%, 07/01/2017	85,000	85,435
Indianapolis, IN Local Pub. Impt. RB, Indianapolis Arpt. Auth., Ser. F, 5.00%, 01/01/2020, (Insd. by AMBAC)	8,460,000	8,210,092
Lee Cnty., FL Arpt. RB, Ser. A, 5.875%, 10/01/2019, (Insd. by FSA)	2,000,000	2,036,540
Metropolitan Washington, DC Arpt. Auth. Sys. RB, Ser. A, 5.75%, 10/01/2018	6,680,000	6,858,623
Metropolitan Washington, DC Arpt. Auth. Sys. RRB, Ser. A, 5.25%, 10/01/2020, (Insd. by MBIA)	1,750,000	1,759,380
San Francisco, CA City & Cnty. Intl. Arpt. RRB, Ser. 34E, 5.75%, 05/01/2024	4,440,000	4,626,835

		56,909,587

COMMUNITY DEVELOPMENT DISTRICT 1.3%
Arizona Watson Road Cmnty. Facs. Dist. Spl. Assmt. RB:
5.75%, 07/01/2022	3,997,000	3,617,365
6.00%, 07/01/2030	7,925,000	6,823,029
Dulles, VA CDA Spl. Assmt. RB, Dulles Town Ctr. Proj., 6.25%, 03/01/2026	6,120,000	6,087,809
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA:
6.25%, 07/01/2010	553,000	559,365
6.625%, 07/01/2025	6,280,000	6,300,912

		23,388,480

CONTINUING CARE RETIREMENT COMMUNITY 4.0%
Burlington Cnty., NJ Bridge Commission EDRRB, The Evergreens Proj., 5.625%, 01/01/2038	5,000,000	4,373,700
Clarence, NY Indl. Dev. Agcy. RB, Bristol Vlg. Proj., 6.00%, 01/20/2044, (Insd. by GNMA)	2,650,000	2,775,451
Connecticut Dev. Auth. RB:
Elim Park Baptist Home Proj., 5.75%, 12/01/2023	750,000	752,993
Mary Wade Home, Ser. A:
5.70%, 12/01/2008	100,000	100,575
6.375%, 12/01/2018	1,000,000	1,043,980
Gainesville & Hall Cnty., GA Dev. Auth. RB, Sr. Living Facs., Lanier Vlg. Estates, Ser. C, 7.25%, 11/15/2029	1,000,000	1,048,120
Goshen, IN RB, Greencroft Obl. Group, Ser. B, 5.75%, 08/15/2028	5,000,000	4,391,450
Houston Cnty., AL Hlth. Care Auth. RRB, Ser. A, 5.25%, 10/01/2030	1,000,000	975,690
Lancaster Cnty., PA Hosp. Auth. RRB, Brethren Vlg. Proj., Ser. A, 6.50%, 07/01/2040	4,750,000	4,705,302
Lees Summit, MO IDA Sr. Living Facs. RB, John Knox Vlg. Obl. Group, Ser. A, 5.125%, 08/15/2026	4,000,000	3,482,400
Loudoun Cnty., VA IDA Residential Care Facs. RRB, Falcons Landing Proj., Ser. B, 5.00%, 08/01/2028	5,000,000	4,993,350
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Edenwald, Ser. A, 5.20%, 01/01/2024	1,000,000	921,370
King Farm Presbyterian Cmnty. Proj., Ser. B, 5.00%, 01/01/2017	10,535,000	9,896,895
Washington Cnty. Hosp., 6.00%, 01/01/2043	5,000,000	5,002,000
New Jersey EDA RB, Franciscan Oaks Proj., 5.70%, 10/01/2017	2,500,000	2,439,700
St. John’s Cnty., FL IDA Hlth. Care RRB, Glenmoor Proj., Ser. B, 4.75%, 01/01/2041	1,000,000	1,018,480
St. John’s Cnty., FL IDA RB, Presbyterian Retirement, Ser. A, 5.85%, 08/01/2024	3,385,000	3,415,059
Tarrant Cnty., TX Cultural Ed. Facs. Fin. Corp. RB:
Air Force Vlg. Obl. Group, 5.00%, 05/15/2017	1,400,000	1,400,868
Northwest Sr. Hsg. Edgemere Proj.:
6.00%, 11/15/2026	4,500,000	4,316,850
6.00%, 11/15/2036	6,500,000	6,018,545
Vermont EDA RB, Wake Robin Corp. Proj., Ser. A, 6.30%, 03/01/2033, (Insd. by ACA)	3,500,000	3,315,725
Washington Hsg. Fin. Commission RB, Skyline at First Hill Proj., Ser. A, 5.625%, 01/01/2027	7,500,000	6,810,975

		73,199,478

1

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION 6.5%
Alabama Pub. Sch. & College Capital Impt.:
5.00%, 12/01/2023	$5,000,000	$5,221,850
5.00%, 12/01/2024	11,725,000	12,200,097
Annapolis, MD EDRRB, St. John’s College Facs., 5.50%, 10/01/2018	300,000	300,828
Athens, GA Hsg. Auth. Student Hsg. Lease RB, Univ. of Georgia East Campus, 5.25%, 12/01/2020, (Insd. by AMBAC)	1,315,000	1,368,258
Atlanta, GA Dev. Auth. RB, TUFF Advanced Tech. Dev. Ctr. Proj., Ser. A, 5.625%, 07/01/2018	2,640,000	2,737,812
Berkeley Cnty., SC Sch. Dist. Installment Lease RRB, Securing Assets for Ed., 5.25%, 12/01/2024	1,760,000	1,763,045
California Edl. Facs. Auth. RRB, Santa Clara Univ., 5.00%, 09/01/2023, (Insd. by MBIA)	1,000,000	1,060,870
Charleston, SC Edl. Excellence Fin. Corp. RB, Charleston Cnty. Sch. Dist. Proj.:
5.00%, 12/01/2023	9,105,000	9,233,472
8.57%, 12/01/2025 ‡	10,000,000	10,352,950
Cherokee Cnty., SC Scago Edl. Facs. Corp. RRB, Cherokee Sch. Dist. No. 1, Ser. B, 5.00%, 12/01/2026, (Insd. by FSA)	2,295,000	2,354,142
Connecticut Hlth. & Edl. Facs. Auth. RB:
Univ. of Hartford, Ser. G, 5.25%, 07/01/2026	1,000,000	953,170
Yale Univ., Ser. W, 5.125%, 07/01/2027	2,700,000	2,732,022
Dorchester Cnty., SC Sch. Dist. No. 2 Installment Purchase RRB, Growth Remedy Opportunity Tax Hike, 5.25%, 12/01/2029	2,000,000	1,984,640
Fulton Cnty., GA Dev. Auth. RB, Georgia Tech Foundation SAC II Proj., Ser. A, 5.75%, 11/01/2017	1,950,000	2,123,667
Greenville Cnty., SC Sch. Dist. Installment Purchase RB, Building Equity Sooner for Tomorrow, 5.25%, 12/01/2021	1,000,000	1,034,210
Horry Cnty., SC Sch. Dist. GO, Ser. A, 5.00%, 03/01/2023, (Insd. by FSA & South Carolina Sch. Dist. Enhancement)	8,555,000	8,980,611
Kershaw Cnty., SC Pub. Sch. Dist. RB, Kershaw Cnty. Sch. Dist. Installment Purchase Proj.:
5.00%, 12/01/2024, (Insd. by CIFG IXIS Finl. Guaranty)	7,415,000	7,398,094
5.00%, 12/01/2026, (Insd. by CIFG IXIS Finl. Guaranty)	3,420,000	3,363,467
Lancaster, SC Edl. Assistance Program RRB, Sch. Dist. Lancaster Cnty. Proj., 5.00%, 12/01/2026	4,000,000	3,718,800
Latrobe, PA IDA College RB, St. Vincent College Proj., 5.35%, 05/01/2015	1,165,000	1,191,958
Lexington Cnty., SC One Sch. Facs. Corp. Installment Purchase RB, Lexington Cnty. Sch. Dist. No. 1:
5.25%, 12/01/2024	2,110,000	2,163,531
5.25%, 12/01/2026	2,340,000	2,387,876
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Board of Child Care, 5.625%, 07/01/2020	680,000	703,984
Goucher College, 5.375%, 07/01/2025	1,450,000	1,482,291
Loyola College, Ser. A, 5.125%, 10/01/2045	1,575,000	1,568,432
Miami-Dade Cnty., FL Edl. Facs. RB, University of Miami, Ser. A, 5.75%, 04/01/2028	4,000,000	4,133,760
New Jersey EDA RB, Sch. Construction Proj., Ser. O, 5.25%, 03/01/2022	5,000,000	5,249,700
Richmond, VA IDA Student Hsg. RB, Univ. Real Estate Foundation, 5.45%, 01/01/2021	1,750,000	1,791,615
San Leanna, TX Ed. Facs. Corp. RRB, St. Edwards Univ. Proj.:
5.125%, 06/01/2022	1,735,000	1,715,464
5.125%, 06/01/2023	1,000,000	985,170
5.125%, 06/01/2024	750,000	736,823
St. Joseph Cnty., IN Edl. Facs. RB, Univ. of Notre Dame du Lac Proj., 6.50%, 03/01/2026	1,640,000	2,027,614
Tulsa, OK Indl. Auth. Student Hsg. RB, Univ. of Tulsa, 5.25%, 10/01/2021	4,055,000	4,137,803
University of New Mexico RB, Hosp. Mtge.:
5.00%, 07/01/2021, (Insd. by FHA & FSA)	3,835,000	3,951,124
5.00%, 07/01/2024, (Insd. by FHA & FSA)	1,000,000	1,020,220
University of South Carolina Athletic Facs. RB:
5.50%, 05/01/2018, (Insd. by AMBAC)	1,300,000	1,375,010
5.50%, 05/01/2020, (Insd. by AMBAC)	1,425,000	1,507,222
Virginia College Bldg. Auth. Edl. Facs. RRB, Hampton Univ. Proj., 5.00%, 04/01/2018	1,300,000	1,313,793
Washington State Univ. RRB, Hsg. & Dining Sys., 5.00%, 10/01/2019, (Insd. by FSA)	1,000,000	1,037,710

		119,363,105

2

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
ELECTRIC REVENUE 2.2%
Austin, TX Elec. Util. Sys. RRB, Ser. A:
5.00%, 11/15/2038, (LOC: BHAC)	$10,000,000	$9,983,800
5.25%, 11/15/2035, (LOC: BHAC)	10,000,000	10,197,200
Georgia Muni. Elec. Auth. Power RRB:
Proj. One, Ser. A, 5.25%, 01/01/2013, (Insd. by MBIA)	1,000,000	1,080,710
Ser. B, 6.25%, 01/01/2017, (Insd. by MBIA)	1,000,000	1,160,450
Ser. EE, 7.25%, 01/01/2024, (Insd. by AMBAC)	400,000	517,244
Piedmont, SC Muni. Power Agcy. RRB, Ser. A, 5.00%, 01/01/2015, (Insd. by MBIA)	2,000,000	2,021,380
Sikeston, MO Elec. RRB, 6.00%, 06/01/2015, (Insd. by MBIA)	500,000	565,760
South Carolina Pub. Svcs. Auth. RRB, Ser. A:
5.50%, 01/01/2018, (Insd. by FSA)	1,615,000	1,739,306
5.50%, 01/01/2019, (Insd. by FSA)	4,185,000	4,507,119
Western Generation Agcy. of Oregon RRB, Wauna Cogeneration Proj.:
Ser. A, 5.00%, 01/01/2019	1,125,000	993,859
Ser. B:
5.00%, 01/01/2012	4,635,000	4,516,715
5.00%, 01/01/2013	2,855,000	2,726,154
5.00%, 01/01/2014	1,100,000	1,033,549

		41,043,246

GENERAL OBLIGATION – LOCAL 6.2%
Adams & Highland Cnty., OH Valley Local Sch. Dist. GO, 7.00%, 12/01/2015, (Insd. by MBIA)	2,000,000	2,319,100
Cartersville, GA GO, 6.70%, 01/01/2012	100,000	107,720
Chicago, IL Refunding GO, Ser. C, 5.00%, 01/01/2028	11,045,000	11,267,336
Cypress Fair, TX Independent Sch. Dist. Refunding GO, Schoolhouse Proj., 5.00%, 02/15/2032	8,000,000	8,076,800
El Paso Cnty., CO Sch. Dist. No. 011 GO:
6.50%, 12/01/2012	2,310,000	2,633,677
7.10%, 12/01/2013	2,000,000	2,378,800
El Paso Cnty., TX GO, 5.00%, 02/15/2024, (Insd. by MBIA)	1,795,000	1,857,897
Elk Grove, CA Unified Sch. Dist. Spl. Tax Refunding GO, Cmnty. Facs. Dist. Proj., 6.50%, 12/01/2024, (Insd. by AMBAC)	500,000	537,835
Foothill-De Anza, CA Cmnty. College Dist. GO, Ser. A, 5.00%, 08/01/2017, (Insd. by AMBAC)	5,000,000	5,506,350
Forsyth Cnty., GA Sch. Dist. GO, 6.75%, 07/01/2016	2,000,000	2,337,560
Greenville Cnty., SC GO, Library Proj.:
5.35%, 04/01/2019	980,000	1,039,613
5.50%, 04/01/2025	2,700,000	2,870,532
Henry Cnty., GA Sch. Dist. GO, Ser. A, 6.45%, 08/01/2011	690,000	741,867
Kane & De Kalb Cnty., IL Cmnty. Unit Sch. Dist. No. 302 GO, Sch. Bldg.:
5.50%, 02/01/2025, (Insd. by FSA)	1,265,000	1,351,425
5.50%, 02/01/2026, (Insd. by FSA)	3,610,000	3,844,903
Kings, OH Local Sch. Dist. GO, 7.50%, 12/01/2016, (Insd. by FGIC)	1,000,000	1,194,900
Lakewood Township, NJ GO, Sch. Dist., 6.25%, 02/15/2012, (Insd. by AMBAC)	400,000	445,396
Lakota, OH Local Sch. Dist. GO, 7.00%, 12/01/2009, (Insd. by AMBAC)	1,740,000	1,847,619
Larimer Cnty., CO Sch. Dist. No. 1 GO, 7.00%, 12/15/2016, (Insd. by MBIA)	2,250,000	2,706,750
Los Angeles, CA Univ. Sch. Dist. GO, Election of 2004, Ser. H, 5.00%, 07/01/2019, (Insd. by FSA) #	3,500,000	3,775,835
Milford, CT GO, 5.20%, 01/15/2013	500,000	548,345
Millburn Township, NJ GO, Board of Ed., 5.35%, 07/15/2011	960,000	1,040,189
New York, NY GO, Ser. G, 5.00%, 08/01/2020	11,500,000	12,039,235
New York, NY Refunding GO:
Ser. A1, 5.00%, 08/01/2022	12,000,000	12,436,440
Ser. G, 5.00%, 12/01/2021	11,000,000	11,369,490
Niagara Falls, NY GO, Pub. Impt. Proj.:
7.50%, 03/01/2014, (Insd. by MBIA)	915,000	1,100,846
7.50%, 03/01/2016, (Insd. by MBIA)	750,000	934,781
Northside, TX Independent Sch. Dist. GO, 5.00%, 08/15/2033, (LOC: PSF)	5,000,000	5,023,250
Portsmouth, VA Pub. Impt. Refunding GO, Ser. A, 5.50%, 06/01/2018, (Insd. by FGIC)	415,000	415,942

3

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – LOCAL continued
Prince George’s Cnty., MD GO, Pub. Impt. Proj., 5.125%, 10/01/2012	$65,000	$68,958
Santa Clara Valley, CA Trans. Auth. Sales Tax RRB, Measure A, Ser. A, 5.00%, 04/01/2032, (Insd. by AMBAC)	3,000,000	3,024,870
Seattle, WA Refunding GO, 5.00%, 08/01/2021	2,000,000	2,103,120
Stafford Cnty., VA Refunding GO, 5.50%, 01/01/2017	1,100,000	1,185,250
Sunnyvale, TX Sch. Dist. GO, Sch. Bldg. Proj., 5.00%, 02/15/2027, (Gtd. by PSF)	5,495,000	5,628,144
Washington Township, NJ GO, Warren Cnty., Board of Ed., 7.50%, 04/15/2009	130,000	134,633
West Windsor Township, NJ Parking Auth. RB, 6.10%, 12/01/2012	50,000	50,163

		113,945,571

GENERAL OBLIGATION – STATE 3.4%
California GO:
5.00%, 10/01/2022	700,000	710,563
5.00%, 04/01/2024	10,000,000	10,205,800
5.50%, 11/01/2033	1,200,000	1,222,584
California Refunding GO, 5.00%, 08/01/2019	5,000,000	5,273,150
Commonwealth of Puerto Rico Refunding GO, Pub. Impt., 6.50%, 07/01/2014, (Insd. by MBIA)	2,000,000	2,201,620
District of Columbia GO:
Gallery Place Proj., Ser. B, 5.50%, 06/01/2012, (Insd. by FSA)	710,000	732,819
Ser. E, 5.00%, 06/01/2033, (LOC: BHAC)	12,000,000	12,045,120
New Jersey GO, 5.00%, 06/01/2024	10,000,000	10,438,800
New Jersey Refunding GO:
Ser. E, 6.00%, 07/15/2009	6,500,000	6,741,540
Ser. F, 5.50%, 08/01/2011	3,000,000	3,255,210
Puerto Rico Pub. Impt. GO, Ser. A, 6.25%, 07/01/2013, (Insd. by MBIA)	1,200,000	1,315,152
Puerto Rico Refunding GO, 5.65%, 07/01/2015, (Insd. by MBIA)	1,000,000	1,058,540
Texas GO:
College Student Loan, 5.25%, 08/01/2013	1,225,000	1,285,613
Trans. Commission Mobility Fund, 5.00%, 04/01/2030	5,000,000	5,085,050
Washington GO, Ser. A, 6.75%, 02/01/2015	1,000,000	1,143,970

		62,715,531

HOSPITAL 15.0%
Alachua Cnty., FL Hlth. Facs. Auth. RB, Shands Teaching Hosp., Ser. A, 6.25%, 12/01/2016, (Insd. by MBIA)	4,000,000	4,523,160
Albany, NY Indl. Dev. Agcy. Civic Facs. RRB, St. Peters Hosp. Proj., Ser. A, 5.75%, 11/15/2022	3,000,000	3,066,630
Arizona Hlth. Facs. Auth. RB, Banner Hlth., Ser. A, 5.25%, 01/01/2026	3,500,000	3,507,420
Brunswick & Glynn Cnty., GA Mem. Hosp. Auth. RB, 2005 Anticipation Cert., Southeast Georgia Hlth. Sys., Inc. Proj., 6.00%, 08/01/2016, (Insd. by MBIA)	510,000	511,484
Camden Cnty., NJ Impt. Auth. Hlth. Care Redev. RB, Cooper Hlth. Sys. Obl.:
Group A, 5.25%, 02/15/2020	5,000,000	4,898,800
Group B, 5.25%, 02/15/2027	2,500,000	2,355,900
Ser. A, 5.75%, 02/15/2034	6,000,000	5,775,060
Chatham Cnty., GA Hosp. Auth. RB:
Mem. Hlth. Med. Ctr., Ser. A, 6.125%, 01/01/2024	2,000,000	1,949,780
Mem. Hlth. Univ., Ser. A, 5.50%, 01/01/2034	2,000,000	1,672,980
Cherokee Nation of Oklahoma Hlth. Care Sys. RB, Ser. 2006:
4.30%, 12/01/2016, (Insd. by ACA)	2,150,000	2,002,402
4.60%, 12/01/2021, (Insd. by ACA)	2,900,000	2,549,593
Colorado Hlth. Facs. Auth. RB:
Hosp. Valley View Assn. Proj., 5.25%, 05/15/2042	10,730,000	9,451,735
Vail Valley Med. Ctr. Proj., 5.75%, 01/15/2022	1,770,000	1,788,231
Colorado Hlth. Facs. Auth. RRB, Adventist Hlth. Sunbelt, Ser. D, 5.25%, 11/15/2027	9,000,000	8,819,010
Connecticut Hlth. & Edl. Facs. Auth. RB, Stamford Hosp., Ser. F, 5.25%, 07/01/2011	1,000,000	1,002,060
Cuyahoga Cnty., OH RRB, Cleveland Clinic Hlth. Sys., Ser. A, 5.50%, 01/01/2029	1,000,000	1,007,940

4

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Denver, CO Hlth. & Hosp. Auth. Hlth. Care RRB, Ser. A:
4.75%, 12/01/2036	$2,000,000	$1,640,540
5.00%, 12/01/2016	2,000,000	2,020,060
5.00%, 12/01/2017	3,655,000	3,652,039
5.00%, 12/01/2019	1,030,000	1,003,972
5.00%, 12/01/2020	3,730,000	3,600,420
Escambia Cnty., FL Hlth. Facs. Auth. RB, Ascension Hlth., Ser. C, 5.75%, 11/15/2032	5,000,000	5,151,250
Georgia Med. Ctr. Hosp. Auth. RRB, Columbus Regl. Hlth. Care Sys., 6.10%, 08/01/2014, (Insd. by MBIA)	2,000,000	2,104,260
Greenwood Cnty., SC Hosp. Facs. RB, Self Mem. Hosp., 5.50%, 10/01/2021	2,260,000	2,279,639
Halifax, FL Med. Ctr. RRB, Ser. A:
5.25%, 06/01/2018	2,675,000	2,672,753
5.25%, 06/01/2020	3,000,000	2,937,960
5.25%, 06/01/2021	3,000,000	2,912,910
Henrico Cnty., VA IDA RRB, Bon Secours Hlth. Sys., 5.60%, 08/15/2010, (Insd. by MBIA)	2,000,000	2,004,320
Huntsville, AL Hlth. Care Auth. RB, Ser. A, 5.75%, 06/01/2016	5,730,000	6,018,964
Illinois Hlth. Facs. Auth. RB, Edward Hosp.:
7.90%, 02/15/2013, (Insd. by FSA) ‡	2,685,000	2,852,741
7.90%, 02/15/2014, (Insd. by FSA) ‡	2,830,000	2,992,979
7.90%, 02/15/2015, (Insd. by FSA) ‡	1,735,000	1,851,688
7.90%, 02/15/2016, (Insd. by FSA) ‡	3,150,000	3,365,586
Illinois Hlth. Facs. Auth. RRB:
Ser. AA, 6.50%, 06/01/2012, (Insd. by MBIA)	1,750,000	1,989,242
Sherman Hlth. Sys., 5.25%, 08/01/2017, (Insd. by AMBAC)	1,000,000	1,017,130
Indiana Fin. Auth. & Hlth. Sys. RRB, Sisters of St. Francis Health, 5.375%, 11/01/2032 #	5,000,000	4,883,900
Indiana Hlth. & Edl. Facs. Fin. Auth. Hosp. RRB:
Clarian Hlth. Obl. Group B:
5.00%, 02/15/2020	3,000,000	2,971,560
5.00%, 02/15/2021	2,500,000	2,456,750
5.00%, 02/15/2022	8,750,000	8,547,962
Sisters of St. Francis Hlth., 5.25%, 05/15/2041	2,000,000	2,002,860
Jacksonville, FL Hlth. Facs. Auth. Hosp. RB, Charity Obl. Group, Ser. C, 5.75%, 08/15/2012	4,300,000	4,487,394
Kent, MI Hosp. Fin. Auth. RB, Metro. Hosp. Proj., Ser. A, 6.25%, 07/01/2040	5,000,000	4,851,850
Kent, MI Hosp. Fin. Auth. RRB, Spectrum Hlth. Sys., Ser. A, 5.50%, 01/15/2047	5,000,000	5,338,800
Loris, SC Cmnty. Hosp. RRB:
Ser. A, 5.50%, 01/01/2016	1,000,000	1,013,480
Ser. B, 5.625%, 01/01/2020	1,000,000	1,004,150
Marshall Cnty., AL Hlth. Care Auth. RB, Ser. A:
5.75%, 01/01/2015, (Liq.: Merrill Lynch & Co., Inc.)	1,350,000	1,419,322
5.75%, 01/01/2032, (Liq.: Merrill Lynch & Co., Inc.)	1,050,000	1,057,109
6.25%, 01/01/2022, (Liq.: Merrill Lynch & Co., Inc.)	1,000,000	1,041,080
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Carroll Cnty. Gen. Hosp.:
6.00%, 07/01/2016	915,000	955,617
6.00%, 07/01/2017	830,000	862,420
6.00%, 07/01/2020	1,485,000	1,524,189
Catholic Hlth. Initiatives, 6.00%, 12/01/2013	1,200,000	1,276,488
Union Hosp. of Cecil Cnty., 5.75%, 07/01/2020	500,000	512,390
Maryland Hlth. & Higher Edl. Facs. Auth. RRB, Union Hosp. of Cecil Cnty., 4.80%, 07/01/2011	330,000	333,653
Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A, 5.25%, 08/15/2025, (Insd. by FHA & MBIA)	2,325,000	2,379,847
Monroe Cnty., PA Hosp. Auth. RB, Pocono Med. Ctr., 6.00%, 01/01/2043	1,000,000	1,140,580
Montgomery Cnty., OH Hosp. RRB, Kettering Med. Ctr., 6.25%, 04/01/2020, (Insd. by MBIA)	2,500,000	2,891,875

5

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
New Jersey Hlth. Care Facs. Fin. Auth. RRB:
Atlantic City Med. Ctr., 6.00%, 07/01/2012	$3,000,000	$3,223,770
Atlantic Hlth. Sys. Hosp. Corp., Ser. A, 6.00%, 07/01/2011, (Insd. by AMBAC)	1,345,000	1,478,626
Burdette Tomlin Mem. Hosp., 5.60%, 07/01/2019	2,825,000	2,858,674
Meridian Hlth. Sys. Obl. Group:
5.50%, 07/01/2010, (Insd. by FSA)	3,750,000	3,883,575
5.625%, 07/01/2011, (Insd. by FSA)	6,235,000	6,464,012
St. Joseph’s Hosp. & Med. Ctr., Ser. A, 5.70%, 07/01/2011	700,000	700,147
Oklahoma Indl. Auth. Hlth. Sys. RRB, Ser. A, 6.25%, 08/15/2015, (Insd. by MBIA)	1,160,000	1,218,603
Orange Cnty., FL Hlth. Facs. Auth. RRB, Orlando Regl. Hlth. Care Sys.:
Ser. C, 6.25%, 10/01/2016, (Insd. by MBIA)	2,310,000	2,587,431
Ser. D, 5.75%, 10/01/2012, (Insd. by MBIA)	8,010,000	8,347,141
Pennsylvania Higher Edl. Facs. Auth. RB, Univ. of Pennsylvania Med. Ctr. Hlth. Sys., Ser. A, 6.00%, 01/15/2022	4,900,000	5,189,737
Roanoke, VA IDA Hosp. RB, Carilion Hlth. Sys., Ser. A:
5.50%, 07/01/2017	3,445,000	3,626,379
5.50%, 07/01/2018	3,670,000	3,845,242
South Carolina Jobs EDA Hosp. Facs. RB:
Anderson Area Med. Ctr.:
5.50%, 02/01/2011, (Insd. by FSA)	265,000	270,965
5.625%, 02/01/2010, (Insd. by FSA)	1,050,000	1,075,011
Georgetown Mem. Hosp., 6.00%, 11/01/2014	1,600,000	1,676,448
Spartanburg Cnty., SC Hlth. Svcs. Dist. RRB:
5.00%, 04/15/2011, (Insd. by AMBAC)	2,595,000	2,595,675
5.50%, 04/15/2015, (Insd. by AMBAC)	3,000,000	3,000,900
5.50%, 04/15/2015, (Insd. by FSA)	1,035,000	1,098,777
5.50%, 04/15/2017, (Insd. by FSA)	500,000	525,515
St. Paul, MN Hsg. & Redev. Auth. Hosp. RB, HealthEast Hosp. Proj.:
6.00%, 11/15/2030	10,000,000	9,842,300
6.00%, 11/15/2035	3,000,000	2,917,440
Steubenville, OH Hosp. Facs. RRB, Trinity Hlth., 6.50%, 10/01/2030	1,750,000	1,901,270
Sullivan Cnty., TN Hlth., Edl. & Hsg. Facs. Board Hosp. RB, Wellmont Hlth. Sys. Proj., Ser. C, 5.25%, 09/01/2036	4,000,000	3,474,160
Tarrant Cnty., TX Cultural Ed. Facs. Fin. Corp. RRB, Texas Hlth. Resources, Ser. A:
5.00%, 02/15/2021	5,000,000	5,006,750
5.00%, 02/15/2023	10,000,000	9,868,200
Virginia Beach, VA IDA RRB, Sentara Hlth. Sys., 5.25%, 11/01/2015	1,250,000	1,265,863
Virginia Small Business Financing Auth. RB, Wellmont Hlth. Sys. Proj., Ser. A, 5.25%, 09/01/2027	1,500,000	1,399,680
Washington Cnty., PA Hosp. Auth. RB, Monongahela Valley Hosp. Proj., 6.25%, 06/01/2022	750,000	781,778
Wichita, KS Hosp. Facs. Impt. RRB, Ser. 11, 6.75%, 11/15/2019	6,000,000	6,218,760
Winchester, VA IDA Hosp. RB, Valley Hlth. Sys., 5.00%, 01/01/2026	10,680,000	10,618,056
Winchester, VA IDA Hosp. RRB, Winchester Med. Ctr., Inc., 5.50%, 01/01/2015, (Insd. by AMBAC)	5,500,000	6,041,530
Wisconsin Hlth. & Edl. Facs. Auth. RB, Fort Healthcare, Inc. Proj., 6.10%, 05/01/2034	3,815,000	3,825,110

		276,731,439

HOUSING 5.9%
Arlington Cnty., VA IDA MHRB, Patrick Henry Apts. Proj., 6.05%, 11/01/2032, (Insd. by FNMA)	1,835,000	1,873,663
Aurora, CO Hsg. Auth. MHRB, 6th Ave. Proj., Ser. A, 5.70%, 12/01/2018, (LOC: U.S. Bancorp)	3,800,000	3,852,174
California HFA MHRB, Ser. B, 6.05%, 08/01/2016, (Insd. by AMBAC & FHA)	660,000	674,936
California Hsg. Fin. Agcy. SFHRB:
Ser. A-1, Class III, 5.70%, 08/01/2011, (Insd. by MBIA)	70,000	70,366
Ser. D:
4.40%, 02/01/2018, (Insd. by FGIC)	3,300,000	3,123,087
4.40%, 08/01/2018, (Insd. by FGIC)	3,310,000	3,116,696
Chicago, IL SFHRB, Ser. B, 6.95%, 09/01/2028, (Insd. by FHLMC, FNMA & GNMA)	20,000	20,683
Colorado HFA SFHRB:
Sr. Ser. A-1, 7.40%, 11/01/2027	5,000	5,092
Sr. Ser. D-2, 6.90%, 04/01/2029	430,000	449,913

6

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Connecticut HFA RB:
Mtge. Fin. Program, Ser. D-1, 5.75%, 11/15/2017	$550,000	$559,785
Spl. Needs Hsg.:
Ser. 2, 5.25%, 06/15/2022	2,000,000	1,953,820
Ser. 7, 5.00%, 06/15/2019	1,390,000	1,498,114
Delaware Hsg. Auth. SFHRB, Ser. A, 6.70%, 01/01/2033	435,000	439,293
District of Columbia HFA SFHRRB, Ser. B, 5.85%, 12/01/2018, (Insd. by FNMA & GNMA)	850,000	870,417
Escambia Cnty., FL HFA SFHRRB, Multi-Cnty. Program, Ser. A, 5.50%, 10/01/2021, (Insd. by FNMA & GNMA)	285,000	285,097
Fairfax Cnty., VA Redev. & Hsg. Auth. RRB, Hsg. for the Elderly, Ser. A, 6.00%, 09/01/2016, (Insd. by FHA)	500,000	500,720
Georgia HFA SFHRB:
Ser. C, 4.90%, 12/01/2022	2,000,000	1,880,440
Sub. Ser. A-2, 5.45%, 12/01/2022	5,450,000	5,600,747
Sub. Ser. B-2, 5.35%, 12/01/2022	2,085,000	2,054,184
Sub. Ser. C-2, 4.45%, 12/01/2021	5,700,000	5,126,580
Sub. Ser. D-4, 5.65%, 06/01/2021	1,250,000	1,264,388
Harrisonburg, VA Redev. & Hsg. Auth. MHRB, Greens of Salem Run Proj., 6.20%, 04/01/2017, (Insd. by FSA & LOC: PNC Finl. Svcs. Group, Inc.)	500,000	502,305
Heart of Texas Hsg. Fin. Corp. SFHRB, Ser. A, 5.30%, 05/01/2040, (Insd. by FHLMC, FNMA & GNMA)	2,857,978	2,711,650
Hillsborough Cnty., FL HFA SFHRB, Ser. A, 6.625%, 10/01/2029, (Insd. by GNMA)	455,000	460,314
Idaho Hsg. & Fin. Assn. SFHRB:
Sr. Ser. D, 6.30%, 07/01/2025	580,000	583,851
Sub. Ser. B-2, 6.00%, 07/01/2014	485,000	497,130
Idaho Hsg. Agcy. SFHRRB, Ser. C-1, 6.30%, 07/01/2011, (Insd. by FHA)	20,000	20,020
Indiana HFA SFHRB, Ser. A-2, 5.15%, 07/01/2017, (Insd. by FNMA & GNMA)	1,245,000	1,259,230
Kentucky Hsg. Corp. RRB, AMT, Ser. H, 4.80%, 07/01/2022	2,000,000	1,860,320
Maryland CDA Dept. of Hsg. & Cmnty. Dev. RB, Ser. A:
5.50%, 07/01/2022	1,000,000	1,000,600
5.875%, 07/01/2021	500,000	502,890
Maryland Cmnty. Dev. Admin. RB, Ser. B, 5.50%, 09/01/2031	860,000	874,577
Maryland Cmnty. Dev. Admin. SFHRB, Dept. of Hsg. & Cmnty. Dev.:
Ser. A, 4.55%, 09/01/2022	5,000,000	4,499,550
Ser. P, 4.45%, 09/01/2021	2,500,000	2,256,225
Massachusetts Hsg. Fin. Agcy. MHRB, Ser. F, 5.125%, 12/01/2034	100,000	87,875
Mississippi Home Corp. SFHRB:
Ser. B, 6.20%, 06/01/2030, (Insd. by FNMA & GNMA)	565,000	572,537
Ser. B-2, 4.375%, 12/01/2018, (Insd. by FHLMC, FNMA & GNMA)	10,000	9,637
Missouri Hsg. Dev. Commission Mtge. SFHRB:
Ser. A-2, 6.30%, 03/01/2030, (Insd. by GNMA)	20,000	20,478
Ser. B:
6.25%, 09/01/2015, (Insd. by FNMA & GNMA)	45,000	45,597
6.45%, 09/01/2027, (Insd. by FNMA & GNMA)	205,000	207,903
Montgomery Cnty., MD Hsg. Opportunities MHRB, Cmnty. Hsg., Ser. A, 5.35%, 07/01/2021	500,000	497,210
New Hampshire HFA MHRB, Ser. I, 5.50%, 07/01/2017, (Liq.: Merrill Lynch & Co., Inc.)	5,940,000	6,040,267
New Jersey Hsg. & Mtge. Fin. Agcy. MHRB, Ser. A, 5.40%, 11/01/2017, (Insd. by AMBAC)	1,275,000	1,280,521
New Jersey Hsg. & Mtge. Fin. Agcy. MHRRB:
Ser. B, 6.05%, 11/01/2017, (Insd. by FSA)	815,000	835,807
Ser. E-1:
5.35%, 11/01/2013, (Insd. by FSA)	2,710,000	2,769,105
5.45%, 11/01/2014, (Insd. by FSA)	900,000	918,297
5.70%, 05/01/2020, (Insd. by FSA)	200,000	203,774
Ser. E-2, 5.70%, 11/01/2020, (Insd. by FSA)	340,000	346,416
Ser. F, 5.05%, 11/01/2013, (Insd. by FSA)	1,575,000	1,644,552
New Jersey Hsg. & Mtge. Fin. Agcy. SFHRRB, Ser. T, 4.55%, 10/01/2022	5,000,000	4,520,000

7

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
New York Hsg. Fin. Agcy. MHRRB, Ser. B, 6.35%, 08/15/2023, (Insd. by AMBAC & HFA)	$65,000	$65,930
North Carolina Hsg. Fin. Agcy. Homeownership SFHRB, Ser. 28-A, 4.65%, 07/01/2023	3,500,000	3,153,885
North Charleston, SC Hsg. Auth. MHRB, Horizon Vlg., Ser. A, 5.00%, 02/20/2038	1,535,000	1,310,829
Ohio Hsg. Fin. Agcy. MHRB, Uptown Towers Apts., Ser. F, 4.75%, 10/20/2015, (Insd. by GNMA)	545,000	545,687
Pinellas Cnty., FL HFA SFHRB, Multi-Cnty. Program, Ser. A-1, 5.95%, 03/01/2030, (Insd. by FNMA & GNMA)	605,000	612,490
Richmond Cnty., GA Dev. Auth. Student Hsg. Facs. RB, Augusta State Univ., Jaguar Student Hsg., LLC Proj., Ser. A, 5.375%, 02/01/2025	3,870,000	3,906,571
South Carolina Hsg. Fin. & Dev. Auth. Mtge. RB:
Ser. A:
6.35%, 07/01/2025, (Insd. by FHA)	175,000	177,517
6.55%, 07/01/2015	15,000	15,460
Ser. A-2:
5.30%, 07/01/2023	3,500,000	3,405,150
6.35%, 07/01/2019, (Insd. by FSA)	745,000	763,990
South Carolina Hsg. Fin. & Dev. Auth. Mtge. RRB, Ser. B-1, 5.75%, 07/01/2015, (Insd. by FSA)	515,000	528,488
Suffolk, VA Redev. & Hsg. Auth. MHRB, Hope Vlg. Apts. Proj., 5.10%, 02/01/2014, (Insd. by FNMA)	855,000	873,066
Tennessee HDA RB, Homeownership Program, 4.70%, 07/01/2015, (Liq.: UBS Painewebber, Inc.)	890,000	912,045
Texas Dept. of Hsg. & Cmnty. Affairs SFHRB, Ser. B, 4.60%, 09/01/2016, (Insd. by FHMC, FNMA & GNMA)	1,585,000	1,562,683
Utah Hsg. Fin. Agcy. SFHRB:
Ser. C-2, 5.75%, 07/01/2021, (Insd. by FHA)	55,000	56,287
Ser. E-1, 5.375%, 07/01/2018, (Insd. by FHA)	80,000	81,721
Virginia HDA Cmnwlth. Mtge. RB, Ser. A1:
4.80%, 10/01/2018	3,000,000	2,941,380
4.85%, 04/01/2019	3,100,000	3,021,477
4.85%, 10/01/2019	3,100,000	3,011,061
4.95%, 04/01/2021	3,300,000	3,162,555
Virginia HDA MHRB:
Ser. H, 5.55%, 05/01/2015	1,000,000	1,008,450
Ser. I, 5.45%, 05/01/2018	500,000	507,035
Ser. O, 6.05%, 11/01/2017	500,000	501,435
Virginia HDA RB, Rental Hsg., Ser. D, 4.50%, 07/01/2023	5,525,000	4,902,222
Wyoming CDA Hsg. RB, Ser. 3, 4.80%, 06/01/2016	425,000	427,363

		109,703,610

INDUSTRIAL DEVELOPMENT REVENUE 5.2%
Alaska Indl. Dev. & Export Auth. RB, Lake Dorothy Hydro-Electric Proj., 5.25%, 12/01/2021, (Insd. by AMBAC)	3,000,000	2,941,410
Appling Cnty., GA Dev. Auth. PCRB, Oglethorpe Power, 4.75%, 01/01/2038	5,000,000	5,097,950
Cartersville, GA Dev. Auth. RB, Water & Wastewater Facs., 7.40%, 11/01/2010	1,120,000	1,188,454
Charles City Cnty., VA IDA Solid Waste Disposal Facs. RRB, Waste Mgmt. of Virginia, Inc. Proj., 4.875%, 02/01/2009	1,000,000	1,000,440
Chelan Cnty., WA Dev. Corp. PCRRB, Alcoa, Inc. Proj., 5.85%, 12/01/2031	7,500,000	7,500,975
Chesterfield Cnty., VA IDA PCRB, Virginia Elec. & Power Co., Ser. B, 5.875%, 06/01/2017	1,500,000	1,584,240
Eastern Connecticut Resource Recovery Auth. Solid Waste RB, Wheelabrator Lisbon, Inc. Proj., Ser. A:
5.50%, 01/01/2014	7,220,000	7,212,780
5.50%, 01/01/2015	5,000,000	4,960,100
Erie Cnty., PA IDA Env. Impt. RRB, Intl. Paper Co. Proj., Ser. A, 4.90%, 11/01/2009, (Gtd. by Intl. Paper Co.)	5,000,000	5,048,250
Gulf Coast, TX Waste Disposal Auth. Env. Imp. RRB, Intl. Paper, Ser. A, 6.10%, 08/01/2024	3,575,000	3,333,652
Louisa, VA IDA Solid Waste & Sewer Disposal RB, Virginia Elec. & Power Co. Proj., Ser. A, FRN:
4.25%, 09/01/2030	5,000,000	5,092,650
4.35%, 03/01/2031	8,000,000	8,142,160
Missouri Env. Impt. & Energy Resource Auth. PCRB, Revolving Fund, Ser. B, 7.20%, 07/01/2016	250,000	252,905
Monroe Cnty., GA PCRB, Oglethorpe Power Corp., Ser. A, 6.75%, 01/01/2010	1,000,000	1,049,070

8

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Monroe Cnty., MI Econ. Dev. Corp. RRB, Detroit Edison Co., Ser. AA, 6.95%, 09/01/2022, (Insd. by FGIC)	$10,000,000	$11,992,000
New Hampshire Business Fin. Auth. PCRRB, Central Maine Power Co., 5.375%, 05/01/2014	1,300,000	1,345,773
New York, NY Indl. Dev. Agcy. RB, Japan Airlines Co. Proj., 6.00%, 11/01/2015, (Insd. by FSA)	60,000	60,739
Ohio Water Dev. Auth. Solid Waste RB, Allied Waste, Inc. Proj., Ser. A, 5.15%, 07/15/2015	3,000,000	2,784,300
Polk Cnty., FL IDA RB, Cargill Fertilizer, Inc. Proj., 5.50%, 11/01/2009	7,300,000	7,509,364
Prince George’s Cnty., MD PCRRB, Potomac Elec. Proj., 5.75%, 03/15/2010	1,600,000	1,666,880
Savannah, GA EDA Solid Waste Disposal RB, Georgia Waste Mgmt. Proj., Ser. A, 5.50%, 07/01/2016	1,500,000	1,437,240
Selma, AL Indl. Dev. Board Env. Impt. RB, Intl. Paper Co. Proj., Ser. B, 6.70%, 03/01/2024	2,000,000	2,037,980
St. John Baptist Parish, LA RB, Marathon Oil Corp., Ser. A, 5.125%, 06/01/2037	15,000,000	12,882,750
York Cnty., VA IDA RB, Virginia Elec. & Power Co. Proj., 5.50%, 07/01/2009	1,000,000	1,006,380

		97,128,442

LEASE 1.5%
Charlotte, NC Refunding COP, Convention Facs. Proj.:
5.00%, 12/01/2021	2,485,000	2,589,295
5.00%, 12/01/2023	2,740,000	2,830,667
Collier Cnty., FL Sch. Board Refunding COP, 5.25%, 02/15/2021, (Insd. by FSA)	1,000,000	1,083,850
Fulton Cnty., GA Facs. Corp. COP, Georgia Pub. Purpose Proj., 5.50%, 11/01/2018, (Insd. by AMBAC)	1,000,000	1,054,150
Georgia Muni. Assn. COP, City Ct. Atlanta Proj.:
5.50%, 12/01/2016, (Insd. by AMBAC)	2,175,000	2,274,920
5.50%, 12/01/2017, (Insd. by AMBAC)	2,220,000	2,309,488
5.50%, 12/01/2018, (Insd. by AMBAC)	2,500,000	2,584,575
Houston, TX Water Conveyance Sys. COP, Ser. H, 7.50%, 12/15/2014, (Insd. by AMBAC)	1,000,000	1,213,000
Howard Cnty., MD COP, Agricultural Land Preservation No. 90-23, Ser. A, 8.00%, 08/15/2020	305,000	408,322
Lawrence Township, IN Metro. Sch. Dist. RB, 6.875%, 07/05/2011, (Insd. by MBIA)	1,215,000	1,295,518
Mercer Cnty., NJ Impt. Auth. RRB, Spl. Svcs. Sch. Dist., Ser. A, 5.95%, 12/15/2012	500,000	560,020
Montgomery Cnty., VA IDA Lease RB:
5.50%, 01/15/2018, (Insd. by AMBAC)	1,000,000	1,059,560
5.50%, 01/15/2020, (Insd. by AMBAC)	1,120,000	1,186,707
New Jersey COP Equipment Lease Purchase, Ser. A, 5.00%, 06/15/2023	2,500,000	2,542,450
New Jersey EDA RB:
Performing Arts Ctr. Proj., Ser. C, 5.50%, 06/15/2013, (Insd. by AMBAC)	500,000	501,135
Trans. Proj., Ser. A, 5.75%, 05/01/2011, (Insd. by FSA)	1,000,000	1,083,030
New Jersey EDA RRB, Dept. of Human Svcs., Ser. A, 5.70%, 07/01/2012	1,430,000	1,523,136
Pima Cnty., AZ IDA RRB, Lease Obl., Ser. A, 7.25%, 07/15/2010	390,000	392,492
Santa Ana, CA Fin. Auth. Lease RB, Police Admin. & Holding Facs. Proj., Ser. A, 6.25%, 07/01/2015, (Insd. by MBIA)	300,000	338,298
Virginia Biotechnology Research Park IDA RB, Biotech Five Proj., Ser. A, 5.25%, 10/01/2014	1,540,000	1,541,016

		28,371,629

MISCELLANEOUS REVENUE 4.3%
Agua Caliente Band Cahuilla Indians of California RB, 6.00%, 07/01/2018	1,000,000	1,007,820
Commonwealth of Puerto Rico RB, Pub. Bldg. Auth. Govt. Facs., Ser. A, 6.25%, 07/01/2009, (Insd. by AMBAC)	250,000	256,440
Hialeah Gardens, FL Hlth. Facs. Auth. RRB, Catholic Hlth. Svcs. Facs.:
5.00%, 08/15/2037, (LOC: SunTrust Banks, Inc.)	2,000,000	1,914,480
5.25%, 08/15/2031, (LOC: SunTrust Banks, Inc.)	3,000,000	3,005,040
Hollywood, FL Cmnty. Redev. Agcy. RB, 5.125%, 03/01/2014	3,935,000	4,068,711
Los Angeles, CA Harbor Dept. RB:
5.00%, 08/01/2024, (Insd. by MBIA)	3,855,000	3,751,686
5.00%, 08/01/2025, (Insd. by MBIA)	4,050,000	3,928,379
5.00%, 08/01/2026, (Insd. by MBIA)	4,260,000	4,127,471
Maryland Energy Fin. Admin. RB, Recycling Office Paper Sys. Proj., Ser. A, 7.50%, 09/01/2015	985,000	1,012,718

9

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Mashantucket Western Pequot Tribe Spl. RB, Sub. Ser. A:
5.50%, 09/01/2036	$6,000,000	$5,048,820
6.50%, 09/01/2031	2,000,000	1,915,040
Mediterra South CDD of Florida Capital Impt. RB, Ser. A, 6.95%, 05/01/2031	2,670,000	2,705,244
Montgomery Cnty., AL Pub. Bldg. Auth. RB, Warrants Facs. Proj., 5.00%, 03/01/2021, (Insd. by MBIA)	1,050,000	1,094,531
New Jersey EDA Sch. Facs. Construction RB, Ser. O, 5.00%, 03/01/2020	10,000,000	10,438,500
New York Urban Dev. Corp. RRB, Sub Lien, 5.50%, 07/01/2016	10,000,000	10,087,800
Palm Beach Cnty., FL Criminal Justice Facs. RB, 7.20%, 06/01/2015, (Insd. by FGIC)	3,000,000	3,649,950
Port Auth. of New York & New Jersey Spl. Obl. RB, JFK Intl. Arpt. Terminal 6:
5.75%, 12/01/2025, (Insd. by MBIA)	4,000,000	3,939,440
5.90%, 12/01/2017, (Insd. by MBIA)	2,000,000	2,027,160
Prairie Ctr. Metro. Dist. No. 3 of Colorado GO, Property Tax Supported Primary Impt., Ser. A, 5.40%,12/15/2031	3,750,000	3,182,625
Red River, TX Ed. Fin. RRB, Hockaday Sch. Proj., 5.00%, 05/15/2025	1,065,000	1,082,519
Seminole Tribe, Florida Spl. Obl. RB, Ser. A, 5.75%, 10/01/2022	7,350,000	7,122,811
South Carolina Pub. Svcs. Auth. RB, Ser. A, 5.00%, 01/01/2037, (Insd. by AMBAC)	4,000,000	3,981,720

		79,348,905

PORT AUTHORITY 1.1%
Delaware River Port Auth. of Pennsylvania & New Jersey RB, Port Dist. Proj., Ser. A, 5.50%, 01/01/2017	4,330,000	4,576,637
Jacksonville, FL Port Auth. RB, 6.00%, 11/01/2038	10,000,000	10,183,200
Port Auth. of New York & New Jersey RB, Ser. 37, 5.50%, 07/15/2019, (Insd. by FSA)	5,000,000	5,217,300

		19,977,137

POWER 1.1%
Alaska Energy Auth. Util. RRB, 6.60%, 07/01/2015, (Insd. by FSA)	15,000,000	17,745,750
Anchorage, AK Elec. Util. RRB, Sr. Lien, 8.00%, 12/01/2010, (Insd. by MBIA)	985,000	1,105,022
Arizona Agriculture Impt. & Power Dist. Elec. Sys. RRB, Salt River Proj., Ser. A, 5.00%, 01/01/2022	1,150,000	1,193,079
North Carolina Eastern Muni. Power Sys. Agcy. RRB, Ser. C, 5.375%, 01/01/2017	1,000,000	1,029,310

		21,073,161

PRE-REFUNDED 11.9%
Alaska Student Loan Corp. RB, Ser. A, 5.45%, 07/01/2016, (Insd. by AMBAC)	1,000,000	1,027,600
Anderson Cnty., SC Sch. Dist. No. 2 GO, Ser. B:
6.00%, 03/01/2014	1,200,000	1,281,948
6.00%, 03/01/2016	1,325,000	1,415,484
Annapolis, MD EDRRB, St. John’s College Facs., 5.50%, 10/01/2018	930,000	933,134
Anne Arundel Cnty., MD Spl. Obl. RB, Arundel Mills Proj., 7.10%, 07/01/2029	1,000,000	1,061,340
Arlington Cnty., VA IDA Facs. RB, Virginia Hosp. Ctr. Arlington Hlth. Sys.:
5.25%, 07/01/2021	2,655,000	2,884,657
5.50%, 07/01/2017	1,425,000	1,557,981
5.50%, 07/01/2018	1,500,000	1,639,980
Augusta, GA Water & Sewer RB:
5.15%, 10/01/2015, (Insd. by FSA)	2,250,000	2,406,240
5.25%, 10/01/2017, (Insd. by FSA)	1,980,000	2,121,511
Baltimore, MD RRB, Water Proj., Ser. A, 5.80%, 07/01/2015, (Insd. by FGIC)	1,500,000	1,674,240
Bexar Cnty., TX Hlth. Facs. Dev. Corp. RRB, Army Retirement Residence Proj., 6.125%, 07/01/2022	685,000	775,893
Bristol, VA Util. Sys. RB, 5.50%, 11/01/2018, (Insd. by FSA)	1,095,000	1,242,989
Bristol, VA Util. Sys. RRB, 5.75%, 07/15/2016, (Insd. by FSA)	1,000,000	1,164,700
Calhoun Cnty., SC Solid Waste Disposal Facs. RB, Eastman Kodak Co. Proj., 6.75%, 05/01/2017	400,000	482,420
Chicago, IL Metro. Water Reclamation Dist. GO, 7.25%, 12/01/2012	1,500,000	1,773,090
Clayton Cnty., GA Water & Sewer RB, 6.25%, 05/01/2016	2,000,000	2,154,240
Clemson Univ., South Carolina RB, 6.00%, 05/01/2012, (Insd. by AMBAC)	540,000	560,914
College Park, GA Business & IDA RB, Civic Ctr. Proj., 5.75%, 09/01/2020, (Insd. by AMBAC)	1,825,000	1,985,837
Colorado Edl. & Cultural Facs. Auth. RB, Nashville Pub. Radio, 5.875%, 04/01/2022	1,000,000	1,108,600
Colorado Hlth. Facs. Auth. RB, Portercare Adventist Hlth. Sys. Hosp., 6.50%, 11/15/2023	4,000,000	4,524,160

10

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
Commonwealth of Puerto Rico Aqueduct & Sewer Auth. RB, 6.25%, 07/01/2012, (Insd. by MBIA)	$1,000,000	$1,132,490
Connecticut Hlth. & Edl. Facs. Auth. RB:
Eastern Connecticut Hlth. Network, Ser. A, 6.375%,	960,000	1,020,661
Westover Sch., Ser. A, 6.00%, 07/01/2017	1,505,000	1,625,912
DeKalb Cnty., GA Sch. Dist. GO, Ser. A, 6.25%, 07/01/2011	500,000	553,230
Delaware River & Bay Auth. RB, Ser. A, 5.70%, 01/01/2019, (Insd. by FGIC)	750,000	794,070
Essex Cnty., NJ Impt. Auth. Lease RB, Correctional Facs. Proj., 5.75%, 10/01/2012, (Insd. by FGIC)	3,090,000	3,306,145
Florida GO, Broward Cnty. Expressway Proj., 9.875%, 07/01/2009	1,165,000	1,238,348
Fulton Cnty., GA Residential Care Facs. Auth. RB, Canterbury Ct. Proj., 6.20%, 10/01/2019	995,000	1,058,909
Fulton Cnty., GA Water & Sewer RRB, 6.375%, 01/01/2014, (Insd. by FGIC)	390,000	427,323
Gainesville & Hall Cnty., GA Hosp. Auth. RAN, Northeast Georgia Hlth. Sys., Inc. Proj.:
5.50%, 05/15/2021	500,000	540,305
6.00%, 05/15/2014, (Insd. by MBIA)	595,000	618,068
Georgia Private Colleges & Univ. Auth. RB, Mercer Univ. Proj., 5.75%, 10/01/2021	500,000	557,585
Greenville Cnty., SC Sch. Dist. Installment Purchase RB, Building Equity Sooner for Tomorrow:
6.00%, 12/01/2020	5,000,000	5,692,250
6.00%, 12/01/2021	4,500,000	5,123,025
Harrison Cnty., MS Wastewater Treatment Mgmt. Dist. RRB, Wastewater Treatment Facs., Ser. A, 8.50%, 02/01/2013, (Insd. by FGIC)	1,000,000	1,232,450
Hartford, CT Parking Sys. RB, Ser. A, 6.40%, 07/01/2020	2,000,000	2,152,000
Highlands Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys., Ser. D, 5.875%, 11/15/2029	10,000,000	11,228,100
Jacksonville, FL Trans. Auth. GO, 9.20%, 01/01/2015	3,580,000	4,448,472
Kern, CA High Sch. Dist. GO, Ser. C, 6.25%, 08/01/2010, (Insd. by MBIA)	545,000	588,807
Laurens Cnty., SC Sch. Dist. No. 55 GO, 5.50%, 03/01/2016	530,000	562,282
Lexington Cnty., SC Hlth. Svcs. Dist., Inc. Hosp. RB, 5.50%, 05/01/2032	5,750,000	6,382,615
Lexington Cnty., SC Hlth. Svcs. Dist., Inc. Hosp. RRB:
5.50%, 05/01/2024	2,085,000	2,314,392
6.00%, 11/01/2018	6,650,000	7,522,613
Lexington, SC Water & Sewer RB, 5.50%, 04/01/2029, (Insd. by MBIA)	2,000,000	2,092,520
Maryland Econ. Dev. Corp. Student Hsg. RB, Univ. of Maryland College Park Proj., 6.00%, 06/01/2021	1,000,000	1,141,030
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Maryland Institute College of Art, 5.50%, 06/01/2021	530,000	570,890
Univ. of Maryland Med. Sys. Proj.:
5.75%, 07/01/2017	1,300,000	1,435,616
5.75%, 07/01/2021	1,000,000	1,085,630
6.625%, 07/01/2020	945,000	1,030,078
Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A:
6.00%, 08/15/2013	1,000,000	1,122,290
6.25%, 08/15/2014	2,765,000	3,128,929
6.25%, 08/15/2022	11,500,000	13,013,630
6.375%, 08/15/2027	6,000,000	6,817,680
6.50%, 08/15/2032	5,000,000	5,704,700
Metropolitan Trans. Auth. RRB, New York Svcs. Contract:
Ser. 7, 5.625%, 07/01/2016	11,600,000	12,160,976
Ser. 8, 5.375%, 07/01/2021	1,000,000	1,121,510
Montgomery Cnty., VA IDA Lease RB, Ser. B, 6.00%, 01/15/2017, (Insd. by AMBAC)	2,190,000	2,399,320
New Haven, CT GO, ETM, Ser. C, 5.00%, 11/01/2019, (Insd. by MBIA)	5,000	5,395
New Jersey Hlth. Care Facs. Fin. Auth. RB:
Bridgeton Hosp. Assn., Ser. B, 6.00%, 07/01/2013	50,000	54,413
Burlington Cnty. Mem. Hosp. Proj., Ser. C, 6.00%, 07/01/2012	50,000	54,307
New Jersey Sport & Expo. Auth. Contract RB, Ser. A:
5.75%, 03/01/2010	4,085,000	4,308,764
6.00%, 03/01/2015	1,000,000	1,051,184
New Jersey Trans. Trust Fund Auth. RRB, Trans. Sys., Ser. B, 6.50%, 06/15/2010, (Insd. by MBIA)	375,000	404,040
New Jersey Turnpike Auth. RB, Ser. C, 6.50%, 01/01/2016, (Insd. by MBIA)	2,515,000	2,889,132

11

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
New Jersey Turnpike Auth. RRB, Ser. A, 5.75%, 01/01/2018, (Insd. by MBIA)	$2,335,000	$2,451,960
New York, NY TFA RRB, Ser. B, 5.00%, 05/01/2030	35,000	38,195
Niagara Falls, NY GO, Pub. Impt. Proj., 7.50%, 03/01/2014, (Insd. by MBIA)	85,000	104,347
North Carolina Capital Facs. Fin. Agcy. RB, Duke Univ. Proj., Ser. A, 5.125%, 07/01/2042	2,000,000	2,188,540
Orange Cnty., FL Hlth. Facs. Auth. RB:
Adventist Hlth. Sys.:
5.25%, 11/15/2018	2,000,000	2,205,440
6.25%, 11/15/2024	4,000,000	4,533,000
Ser. 3, 5.50%, 10/01/2008	5,000,000	5,015,650
Orange Cnty., FL Hlth. Facs. Auth. RRB, Ser. C, 6.25%, 10/01/2016, (Insd. by MBIA)	610,000	717,250
Orangeburg Cnty., SC Sch. Dist. No. 5 GO, 5.25%, 03/01/2017, (Insd. by South Carolina State Dept. of Ed.)	1,665,000	1,744,121
Palm Beach Cnty., FL Hlth. Facs. Auth. RB, John F. Kennedy Mem. Hosp., Inc. Proj., Ser. C, 9.50%, 08/01/2013	1,385,000	1,643,275
Pasco Cnty., FL Hlth. Facs. Auth. Hosp. RB, Ser. 2, 5.60%, 10/01/2010	4,410,000	4,568,892
Piedmont, SC Muni. Power Agcy. RRB:
5.50%, 01/01/2013, (Insd. by MBIA)	695,000	771,742
6.25%, 01/01/2009, (Insd. by MBIA)	1,150,000	1,167,768
6.75%, 01/01/2019, (Insd. by FGIC)	210,000	261,322
Ser. A, 6.50%, 01/01/2014, (Insd. by FGIC)	290,000	339,871
Pinellas Cnty., FL Hlth. Facs. Auth. RB, Baycare Hlth. Sys. Proj., 5.75%, 11/15/2029	10,000,000	11,263,000
Prince George’s Cnty., MD GO, Pub. Impt. Proj., 5.125%, 10/01/2012	1,175,000	1,256,498
Puerto Rico Infrastructure Funding Auth. RB, Ser. A, 5.50%, 10/01/2032	1,000,000	1,037,310
Puerto Rico Pub. Bldg. Auth. RRB, Govt. Facs., Ser. D, 5.25%, 07/01/2027	730,000	787,188
Puerto Rico Tobacco Settlement RB, Children’s Trust Fund, 5.75%, 07/01/2020	640,000	669,440
South Carolina Jobs EDA Hosp. Facs. RRB, Palmetto Hlth. Proj., Ser. C, 7.00%, 08/01/2030	7,500,000	8,862,067
South Miami, FL Hlth. Facs. Auth. Hosp. RB, Baptist Hlth. South Florida Group Proj., 5.75%, 11/15/2033	5,000,000	5,591,700
Spartanburg Cnty., SC GO:
5.375%, 04/01/2019	1,000,000	1,061,220
5.375%, 04/01/2020	1,005,000	1,066,526
Texas Muni. Power Agcy. RRB, 0.00%, 09/01/2015, (Insd. by MBIA) ¤	40,000	30,982
University of Colorado COP, Master Lease Agreement, Ser. A, 5.00%, 06/01/2033, (Insd. by AMBAC)	1,000,000	1,094,010
Virginia Resource Auth. Infrastructure RRB, Loan Bond Program, Ser. A:
5.00%, 05/01/2016, (Insd. by MBIA)	1,290,000	1,351,559
5.50%, 05/01/2016, (Insd. by MBIA)	1,280,000	1,393,720
Western Carolina Regl. Sewer Auth., South Carolina RB, Ser. 1993, 5.50%, 03/01/2010, (Insd. by FGIC)	1,975,000	2,060,241

		220,765,878

PUBLIC FACILITIES 0.6%
Charleston Cnty., SC COP, Charleston Pub. Facs. Corp., 6.00%, 12/01/2009, (Insd. by MBIA)	3,495,000	3,643,572
Cobb & Marietta, GA Coliseum & Exhibit Hall Auth. RRB, 5.50%, 10/01/2012, (Insd. by MBIA)	1,250,000	1,317,650
Fulton Cnty., GA Facs. Corp. COP, Pub. Purpose Proj., 6.00%, 11/01/2014, (Insd. by AMBAC)	2,000,000	2,146,540
King & Queen Cnty., VA IDA Auth. Pub. Facs. Lease RB, King & Queen Courts Complex, Ser. A, 5.625%, 07/15/2017	1,000,000	1,003,530
Southwestern Illinois Dev. Auth. RB, Local Govt. Program, Vlg. of Sauget Proj., 5.625%, 11/01/2026	4,500,000	3,947,535

		12,058,827

RESOURCE RECOVERY 0.5%
Arlington Cnty., VA IDA RB, Ogden Martin Sys. of Alexandria & Arlington Proj., 5.375%, 01/01/2013, (Insd. by FSA)	3,810,000	3,856,368
Charleston Cnty., SC Resource Recovery RRB, Foster Wheeler Charleston:
5.15%, 01/01/2009, (Insd. by AMBAC)	3,000,000	3,019,860
5.25%, 01/01/2010, (Insd. by AMBAC)	1,500,000	1,534,170
Islip, NY Resource Recovery Agcy. RB, 1985 Facs., Ser. B, 7.25%, 07/01/2011, (Insd. by AMBAC)	100,000	109,225

		8,519,623

12

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
SALES TAX 2.3%
Dallas, TX Area Rapid Transit Sales Tax RB, 5.25%, 12/01/2048	$10,000,000	$10,172,200
Dallas, TX Area Rapid Transit Sales Tax RRB, 5.00%, 12/01/2022	10,000,000	10,481,500
Metropolitan Atlanta Rapid Transit Auth. of Georgia RRB, Ser. P, 6.25%, 07/01/2011, (Insd. by AMBAC)	7,155,000	7,695,417
Orange Cnty., FL Sales Tax RRB, Ser. A, 5.125%, 01/01/2021, (Insd. by FGIC)	2,200,000	2,262,238
Wyandotte Cnty. & Kansas City, KS United Govt. Spl. Obl. RRB, Sales Tax, Second Lien, Area B, 5.00%, 12/01/2020	12,000,000	11,688,120

		42,299,475

SOLID WASTE 0.1%
Spokane, WA Regl. Solid Waste RRB, 6.50%, 01/01/2011	2,000,000	2,117,340

SPECIAL TAX 5.6%
Atlanta, GA Tax Allocation RRB, Atlantic State Proj., 5.25%, 12/01/2022	1,000,000	1,037,780
Confluence Metro. Dist. of Colorado Tax Supported RB, 5.40%, 12/01/2027	4,000,000	3,464,920
Connecticut Spl. Tax Obl. RB, Trans. Infrastructure, Ser. B, 6.50%, 10/01/2010	3,905,000	4,239,190
Dallas, TX Austin Trust Variable Cert.:
Ser. 08-1163-1, 8.44%, 12/01/2038	5,000,000	5,655,200
Ser. 08-1163-2, 8.44%, 12/01/2043	5,000,000	5,428,000
Ser. 08-1163-3, 8.44%, 12/01/2048	5,000,000	5,344,400
Henderson, NV Local Impt. Dist. RB:
4.90%, 03/01/2017	975,000	627,939
5.05%, 09/01/2017 +	2,465,000	2,013,461
5.10%, 09/01/2018 +	2,500,000	2,009,375
5.125%, 09/01/2019 +	2,975,000	2,350,309
5.15%, 09/01/2020 +	2,105,000	1,635,901
5.25%, 09/01/2026	3,500,000	2,525,425
Horry Cnty., SC Hospitality Fee Spl. Obl. RB:
6.00%, 04/01/2013	1,000,000	1,051,000
6.00%, 04/01/2014	1,805,000	1,890,738
6.00%, 04/01/2015	1,000,000	1,044,170
Jefferson Cnty., AL Ltd. Obl. Sch. Dist. RB, Ser. A, 5.25%, 01/01/2020	6,000,000	5,280,300
Missouri Dev. Fin. Board Infrastructure Facs. RB, Independence-Centerpoint Proj., Ser. E:
5.00%, 04/01/2019	890,000	906,759
5.00%, 04/01/2020	975,000	983,083
5.125%, 04/01/2025	2,000,000	1,993,260
Myrtle Beach, SC Tax Increment RB, Myrtle Beach Air Force Base Redev. Proj., Ser. A:
5.25%, 10/01/2026	1,500,000	1,259,985
5.30%, 10/01/2035	2,500,000	1,974,250
New York Dorm. Auth. Austin Trust Variable Cert., Ser. 2008-1148, 7.96%, 03/15/2035	15,000,000	15,349,800
New York, NY TFA RB:
Ser. G, 5.00%, 08/01/2018	2,125,000	2,245,275
Sub-Ser. A-1, 5.00%, 08/01/2020	10,000,000	10,640,800
New York, NY TFA RRB, Ser. A-1, 5.00%, 11/01/2020	2,000,000	2,119,940
Virgin Islands Pub. Fin. Auth. RRB, Sr. Lien, Ser. A:
5.50%, 10/01/2013	4,000,000	4,043,320
5.50%, 10/01/2018	4,500,000	4,534,110
Washington, DC Convention Ctr. Dedicated Tax RRB, Sr. Lien, Ser. A, 5.00%, 10/01/2018	11,090,000	11,678,768

		103,327,458

STUDENT LOAN 0.1%
Connecticut Higher Ed. Loan Auth. RB, Family Ed. Loan Program, Ser. A, 5.375%, 11/15/2008	395,000	397,070
Massachusetts Ed. Fin. Auth. Loan RB, Ser. E, 5.30%, 01/01/2016, (Insd. by AMBAC)	1,445,000	1,497,136
NEBHELP, Inc. of Nebraska RB, Jr. Sub-Ser. A-6, 6.40%, 06/01/2013, (Insd. by MBIA)	530,000	546,001
New Jersey Higher Ed. Facs. RB, Student Loan Program, 5.80%, 06/01/2016, (Insd. by AMBAC)	285,000	288,659

		2,728,866

13

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
TOBACCO REVENUE 1.9%
Buckeye, OH Tobacco Settlement Fin. Auth. RB, Ser. A-2:
5.125%, 06/01/2024	$4,850,000	$4,430,136
5.75%, 06/01/2034	7,500,000	6,221,550
5.875%, 06/01/2047	5,000,000	4,059,800
6.50%, 06/01/2047	10,000,000	8,894,100
Tobacco Settlement Fin. Corp. of New York RB, Ser. C-1, 5.50%, 06/01/2021	11,000,000	11,590,480

		35,196,066

TRANSPORTATION 5.7%
Columbia, SC Parking Facs. RRB, 5.875%, 12/01/2013, (Insd. by AMBAC)	2,000,000	2,005,540
Commonwealth of Puerto Rico Hwy. & Trans. Auth. RB, Ser. W, 5.50%, 07/01/2015, (Insd. by MBIA)	2,300,000	2,414,632
Commonwealth of Puerto Rico Hwy. & Trans. Auth. RRB, Ser. Z, 6.00%, 07/01/2018, (Insd. by FSA)	2,000,000	2,281,500
Florida Port Fin. Commission RB, Trans. Intermodal Program, 5.75%, 10/01/2014, (Insd. by FGIC)	4,185,000	4,267,863
Jacksonville, FL Econ. Dev. Commission IDRB, Metro. Parking Solutions Proj.:
5.75%, 10/01/2024, (Insd. by ACA)	10,000,000	9,642,800
5.875%, 06/01/2025, (Insd. by ACA)	5,000,000	5,028,850
Massachusetts Bay Trans. Auth. Gen. Trans. Sys. RRB, Ser. B, 6.20%, 03/01/2016	2,125,000	2,433,826
Metropolitan New York Trans. Auth. RB, Ser. B, 5.25%, 11/15/2018, (Insd. by FGIC)	1,130,000	1,179,889
Metropolitan Trans. Auth. RRB, New York Svcs. Contract, Ser. A:
5.125%, 01/01/2029	1,000,000	1,007,720
5.75%, 01/01/2018	1,000,000	1,150,340
New Jersey Trans. Trust Fund Auth. RRB, Trans. Sys.:
Ser. A:
5.25%, 12/15/2022	13,000,000	13,990,340
5.625%, 06/15/2013	1,200,000	1,335,888
5.625%, 06/15/2014	1,500,000	1,717,710
5.75%, 06/15/2015	1,300,000	1,505,478
Ser. B, 6.50%, 06/15/2010, (Insd. by MBIA)	625,000	670,619
New Jersey Turnpike Auth. RRB, Ser. A, 5.75%, 01/01/2018	965,000	988,643
New York Thruway Auth. Gen. RRB, Ser. H:
5.00%, 01/01/2021, (Insd. by MBIA)	5,000,000	5,306,100
5.00%, 01/01/2022, (Insd. by FGIC)	6,310,000	6,646,449
New York Thruway Auth. Hwy. & Bridge Trust Fund RRB, Ser. B-2, 5.00%, 04/01/2017, (Insd. by FGIC)	5,000,000	5,403,500
New York Thruway Auth. RB, Gen. Hwy. & Bridge, Ser. A, 5.00%, 04/01/2028	2,500,000	2,555,325
New York Triborough Bridge & Tunnel Auth. RRB, Ser. B, 5.25%, 11/15/2018	2,065,000	2,215,704
Orlando & Orange Cnty., FL Expressway Auth. RB, Jr. Lien:
6.50%, 07/01/2011, (Insd. by FGIC)	4,550,000	5,008,776
8.25%, 07/01/2015, (Insd. by FGIC)	2,960,000	3,718,056
Pennsylvania Cmnwlth. Turnpike RB, Ser. B-1, 5.50%, 06/01/2033	5,000,000	5,109,350
Port Seattle, WA RB, Ser. B, 5.625%, 02/01/2024, (Insd. by MBIA)	1,000,000	1,004,010
South Carolina Trans. Infrastructure RB, Ser. A, 5.00%, 10/01/2019	5,000,000	5,141,450
Superior, WI Ltd. Obl. RB, Midwest Energy, Ser. E, 6.90%, 08/01/2021, (Insd. by FGIC)	5,000,000	6,046,900
Virginia Beach, VA Dev. Auth. RB, Town Ctr. Proj., Ser. A, 5.375%, 08/01/2020	2,485,000	2,640,263
Virginia Port Auth. RB, Cmnwlth. Port Funding Proj., 5.50%, 07/01/2018	3,000,000	3,100,830

		105,518,351

UTILITY 0.9%
Brownsville, TX Util. Sys. RRB, 6.25%, 09/01/2014, (Insd. by MBIA)	3,750,000	4,137,075
Gainesville, FL Util. Sys. RB, Ser. B, 6.50%, 10/01/2013	4,800,000	5,562,672
Greer, SC Combined Util. Sys. RB, 4.75%, 09/01/2011, (Insd. by AMBAC)	1,125,000	1,137,971
Lakeland, FL Elec. & Water RRB, Energy Sys., First Lien, Ser. C, 6.05%, 10/01/2010, (Insd. by FSA)	5,000,000	5,374,300

		16,212,018

WATER & SEWER 7.8%
Alabama Drinking Water Fin. Auth. RB, Ser. A, 5.125%, 08/15/2016, (Insd. by AMBAC)	1,075,000	1,135,232
Anderson Cnty., SC Joint Muni. Water Sys. RB, 5.50%, 07/15/2015, (Insd. by FSA)	1,610,000	1,746,174
Arizona Water Infrastructure Fin. Auth. RB, Water Quality, Ser. A, 5.00%, 10/01/2023	5,000,000	5,313,350

14

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
Buena Vista, VA IDA Water & Sewer Facs. RB, Route 60 Proj., 6.25%, 07/15/2011	$250,000	$250,255
Cobb Cnty. & Marietta, GA Water Auth. RB, 5.25%, 11/01/2021	2,135,000	2,288,058
Connecticut Dev. Auth. Water Facs. RB, 6.15%, 04/01/2035, (Insd. by AMBAC)	1,000,000	1,016,750
Coweta Cnty., GA Dev. Auth. RRB, Newnan Water, Sewer & Light Commission:
5.00%, 07/01/2023	2,615,000	2,706,656
5.00%, 07/01/2024	2,745,000	2,833,005
Dallas, TX Waterworks & Sewer Sys. RRB, 4.50%, 10/01/2019, (Insd. by AMBAC)	10,000,000	10,260,100
Detroit, MI Sewer Sys. RB, 8.46%, 07/01/2036 ‡	20,000,000	20,815,600
Florence, SC Water & Sewer RB, 7.50%, 03/01/2014, (Insd. by AMBAC)	695,000	749,933
Gainesville, GA Water & Sewer RRB, 5.25%, 11/15/2010, (Insd. by FGIC)	1,000,000	1,024,280
Gloucester Township, NJ Muni. Util. Auth. RB, 5.55%, 03/01/2009, (Insd. by AMBAC)	350,000	355,170
Grand Strand, SC Water & Sewer Auth. RRB:
5.375%, 06/01/2018, (Insd. by FSA)	4,335,000	4,601,212
6.375%, 06/01/2012, (Insd. by MBIA)	3,750,000	3,977,213
Greenville, SC Sewer Sys. RB, 5.50%, 04/01/2019, (Insd. by MBIA)	1,080,000	1,143,623
Honolulu, HI City & Cnty. Waste & Water Sys. RRB, Second Bond Resolution, Ser. A, 5.00%, 07/01/2032, (LOC: FSA)	15,875,000	16,070,897
Jersey City, NJ Refunding GO, Ser. A, 5.30%, 10/01/2009, (Insd. by AMBAC)	250,000	250,685
Lexington, SC Water & Sewer RRB, Ser. A, 5.75%, 04/01/2020, (Insd. by MBIA)	500,000	524,815
New York Env. Facs. Corp. PCRB, Ser. E, 6.875%, 06/15/2010	170,000	170,678
New York Env. Facs. Corp. PCRRB, 5.875%, 06/15/2014	445,000	463,864
New York, NY Muni Water Fin. Auth. Water & Sewer Sys. RRB, Ser. C, 5.00%, 06/15/2027	10,080,000	10,341,878
New York, NY Muni. Water Fin. Auth. Water & Sewer Sys. RB:
Second Resolution, Ser. A, 5.00%, 06/15/2027	8,000,000	8,263,840
Ser. B:
5.00%, 06/15/2017	4,150,000	4,485,278
6.00%, 06/15/2033	375,000	401,936
North Charleston, SC Sewer Dist. RRB, Ser. A, 6.375%, 07/01/2012, (Insd. by MBIA)	3,070,000	3,303,750
North Springs, FL Water & Sewer RRB, Ser. B, 6.50%, 10/01/2016, (Insd. by MBIA)	1,335,000	1,339,766
North Texas Muni. Water Dist. RB, Ser. 2008, 7.93%, 09/01/2038	9,940,000	10,079,955
Phoenix, AZ Civic Impt. Corp. Water Sys. RRB, Jr. Lien, 5.25%, 07/01/2018, (Insd. by FGIC)	1,000,000	1,106,370
Puerto Rico Aqueduct & Sewer Auth. RRB, Ser. A, 6.00%, 07/01/2038	5,000,000	5,230,100
Riverside, CA Water RB:
Ser. 2008, 7.99%, 10/01/2038, (LOC: FSA)	2,500,000	2,555,100
Ser. 2008-1178-1, 7.99%, 10/01/2033, (LOC: FSA)	4,640,000	4,786,624
Stony Brook Regl. Sewer Auth. New Jersey RRB, Ser. B, 5.45%, 12/01/2012	500,000	529,930
Tucson, AZ Water RRB, 5.50%, 07/01/2017, (Insd. by FGIC)	2,250,000	2,443,725
Viera East, FL CDD RRB, Water Mgmt. Proj.:
5.75%, 05/01/2020, (Insd. by MBIA)	2,020,000	2,279,934
5.75%, 05/01/2021, (Insd. by MBIA)	2,140,000	2,407,093
5.75%, 05/01/2022, (Insd. by MBIA)	2,265,000	2,546,675
Virgin Islands Water & Power Auth. Elec. Sys. RRB:
5.25%, 07/01/2009	1,250,000	1,263,938
5.30%, 07/01/2018	1,250,000	1,251,850
West Morgan–East Lawrence, AL Water Auth. RB, 5.00%, 08/15/2024, (Insd. by FSA)	1,000,000	1,044,860

		143,360,152

Total Municipal Obligations (cost $1,804,254,251)		1,815,003,375

	Shares	Value

SHORT-TERM INVESTMENTS 2.2%
MUTUAL FUND SHARES 2.2%
Evergreen Institutional Municipal Money Market Fund, Class I, 2.03% q ø ## (cost $40,248,694)	40,248,694	40,248,694

Total Investments (cost $1,844,502,945) 100.4%		1,855,252,069
Other Assets and Liabilities (0.4%)		(6,989,776)

Net Assets 100.0%		$1,848,262,293

15

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)

‡	Underlying security in inverse floater structure. This security has been segregated as collateral for floating-rate notes issued.
#	When-issued or delayed delivery security
¤

Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from accretion of discount at acquisition.

+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations

ACA	American Credit Association
AMBAC	American Municipal Bond Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.
CDA	Community Development Authority
CDD	Community Development District
COP	Certificates of Participation
EDA	Economic Development Authority
EDRRB	Economic Development Refunding Revenue Bond
ETM	Escrow to Maturity
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
PSF	Permanent School Fund
RAN	Revenue Anticipation Note
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SFHRRB	Single Family Housing Refunding Revenue Bond
TFA	Transitional Finance Authority
TUFF	The University Financing Foundation, Inc.

16

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)

The following table shows the percent of total investments by geographic location as of August 31, 2008:

South Carolina	11.4%
Florida	10.2%
Texas	9.2%
New York	8.5%
New Jersey	7.8%
Virginia	6.1%
Georgia	5.5%
California	3.2%
Colorado	3.1%
Maryland	3.0%
Michigan	2.3%
Alabama	2.1%
Indiana	2.1%
Ohio	2.1%
Illinois	2.0%
Connecticut	1.9%
District of Columbia	1.8%
Pennsylvania	1.5%
Arizona	1.3%
Alaska	1.2%
Washington	1.2%
Kansas	1.0%
Puerto Rico	1.0%
Hawaii	0.9%
North Carolina	0.9%
Louisiana	0.7%
Minnesota	0.7%
Nevada	0.6%
U.S. Virgin Islands	0.6%
Missouri	0.5%
Oklahoma	0.5%
Oregon	0.5%
Wisconsin	0.5%
New Hampshire	0.4%
Delaware	0.3%
New Mexico	0.3%
Massachusetts	0.2%
Tennessee	0.2%
Vermont	0.2%
Idaho	0.1%
Kentucky	0.1%
Mississippi	0.1%
Non-state specific	2.2%

100.0%

As of August 31, 2008, the Fund had the following Floating-Rate Notes outstanding:

Floating-Rate Notes Amount	Range of Interest Rates	Collateral for Floating-Rate Notes Outstanding

$17,705,000	3.19%-3.50%	$42,231,544

On August 31, 2008, the aggregate cost of securities for federal income tax purposes was $1,844,746,199. The gross unrealized appreciation and depreciation on securities based on tax cost was $49,103,178 and $38,597,308, respectively, with a net unrealized appreciation of $10,505,870.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred to the Fund, thereby collapsing the TOB Trust. Pursuant to Statement of Financial Accounting Standards No. 140, Accounting for Transfer and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS 140”), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and accounts for the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

Valuation hierarchy

On June 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

17

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$40,248,694
Level 2 – Other Significant Observable Inputs	1,815,003,375
Level 3 – Significant Unobservable Inputs	0

Total	$1,855,252,069

18

EVERGREEN SHORT-INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

August 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 98.5%
AIRPORT 8.0%
Atlanta, GA Arpt. RRB, Ser. C, 6.25%, 01/01/2014	$3,390,000	$3,488,547
Chicago, IL O’Hare Intl. Arpt. RRB, Third Lien, Ser. B, 5.25%, 01/01/2014, (Insd. by FGIC)	2,000,000	2,130,880
Dallas-Fort Worth, TX Intl. Arpt. RB, Ser. B, 5.75%, 11/01/2018, (Insd. by MBIA)	5,000,000	5,030,900
Denver, CO City & Cnty. Arpt. RRB, Ser. D, 5.00%, 11/15/2010, (Insd. by FSA)	1,000,000	1,034,080
Hillsborough Cnty., FL Aviation Auth. RB, Tampa Intl. Arpt., 5.25%, 10/01/2010, (Insd. by MBIA)	4,000,000	4,112,040
Memphis-Shelby Cnty., TN Arpt. Auth. Spl. Facs. RB, FedEx Corp., 5.00%, 09/01/2009	3,000,000	3,032,820

		18,829,267

COMMUNITY DEVELOPMENT DISTRICT 4.6%
Arizona Watson Road Cmnty. Facs. Dist. Spl. Assmt. RB:
5.10%, 07/01/2012	1,230,000	1,208,254
5.20%, 07/01/2013	1,300,000	1,271,023
5.30%, 07/01/2014	1,469,000	1,431,526
5.40%, 07/01/2015	1,050,000	1,012,147
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.25%, 07/01/2010	747,000	755,598
Henderson, NV Local Impt. Dist. RB:
4.50%, 03/01/2010 +	1,550,000	1,534,035
4.70%, 09/01/2012 +	1,755,000	1,578,394
5.00%, 09/01/2013 +	2,215,000	1,969,135

		10,760,112

CONTINUING CARE RETIREMENT COMMUNITY 8.9%
Bexar Cnty., TX Hlth. Facs. Dev. Corp. RRB, Army Retirement Residence Proj., 5.00%, 07/01/2011	465,000	476,709
Fulton Cnty., GA Residential Care Facs. RB, First Mtge. Lenbrook Proj., Ser. A, 5.00%, 07/01/2017	2,500,000	2,297,975
Harris Cnty., TX Hosp. Dist. RRB, Sr. Lien, Ser. A, 5.00%, 02/15/2015	1,075,000	1,144,660
Iowa Fin. Auth. Sr. Living Facs. RB, Deerfield Retirement Cmnty., Inc. Proj., Ser. A, 5.00%, 11/15/2015	2,210,000	1,942,236
Maryland Hlth. & Higher Edl. Facs. Auth. RB, King Farm Presbyterian Cmnty. Proj., Ser. B, 4.75%, 01/01/2013	8,000,000	7,805,200
Tarrant Cnty., TX Cultural Ed. Facs. Fin. Corp. RB:
Air Force Vlg. Obl. Group Proj., 5.00%, 05/15/2013	1,000,000	1,025,640
Buckner Retirement Svcs., Inc. Proj., 5.00%, 11/15/2014	1,070,000	1,090,501
Northwest Sr. Hsg. Edgemere Proj., Ser. A:
5.75%, 11/15/2011	1,000,000	1,003,530
5.75%, 11/15/2013	1,165,000	1,163,066
Washington Hsg. Fin. Nonprofit Cmnty. RB, Skyline At First Hill Proj., Ser. B, 5.10%, 01/01/2013	3,000,000	2,957,190

		20,906,707

EDUCATION 1.7%
Miami-Dade Cnty., FL Edl. Facs. Auth. RB, Univ. of Miami, Ser. A, 5.25%, 04/01/2016	1,000,000	1,076,680
New York Dorm. Auth. RB, Ser. C, 7.375%, 05/15/2010, (Insd. by MBIA)	1,610,000	1,727,868
Newberry Cnty., SC RB, Investing in Children’s Ed. Sch. Dist. Proj., 5.25%, 12/01/2014	1,000,000	1,034,360

		3,838,908

ELECTRIC REVENUE 3.9%
Oregon Western Generation Agcy. RB, Wauna Cogeneration Proj., Ser. A, 5.00%, 01/01/2016	1,390,000	1,294,271
Sikeston, MO Elec. RRB, 6.20%, 06/01/2010, (Insd. by MBIA)	4,375,000	4,560,019
Titus Cnty., TX Fresh Water Supply Dist. No. 1 RB, South Western Elec. Power Co. Proj., 4.50%, 07/01/2011	3,000,000	3,006,180
Washington Pub. Power Supply Sys. RB, Nuclear Proj. No. 1, Ser. B, 7.25%, 07/01/2009	250,000	259,210

		9,119,680

GENERAL OBLIGATION – LOCAL 2.4%
Pittsburgh, PA Refunding GO, Ser. B, 5.00%, 09/01/2014	5,225,000	5,693,421

GENERAL OBLIGATION – STATE 1.1%
Missouri Hsg. Dev. GO, Home Ownership Loan Program, Ser. B, 5.80%, 09/01/2035, (Insd. by FNMA & GNMA)	2,425,000	2,490,354

1

EVERGREEN SHORT-INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL 24.9%
Akron, Bath and Copley Townships, OH Akron Gen. Hlth. Sys. RB, Ser. A:
5.00%, 01/01/2014	$500,000	$519,170
5.00%, 01/01/2015	500,000	517,250
Birmingham, AL Baptist Med. Ctr., Spl. Care Facs. Fin. Auth. RB, Baptist Hlth. Sys., Inc., Ser. A, 5.00%, 11/15/2014	4,330,000	4,368,797
Cape Girardeau Cnty., MO IDRB, St. Francis Med. Ctr., Ser. A, 5.00%, 06/01/2009	1,035,000	1,048,331
Colorado Hlth. Facs. Auth. RB:
Catholic Hlth. Initiatives, Ser. A, 5.00%, 03/01/2010	1,125,000	1,173,634
Catholic Hlth., Ser C-8, FRN, 4.10%, 09/01/2036	2,000,000	2,044,240
Parkview Med. Ctr. Proj., 5.75%, 09/01/2008	500,000	500,075
Florida Halifax Hosp. Med. Ctr. RB, Ser. A:
5.25%, 06/01/2015	1,155,000	1,185,272
5.25%, 06/01/2016	1,000,000	1,018,530
Gregg Cnty., TX Hlth. Facs. Dev. Corp. RB, Good Shepherd Med. Ctr. Proj., Ser. A, 5.75%, 10/01/2008	2,710,000	2,715,745
Henderson, NV Hlth. Care Facs. RB, Catholic Hlth. Care West, Ser. B, 5.00%, 07/01/2013	2,000,000	2,072,840
Highlands Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys. Hosp., Ser. I, 5.00%, 11/15/2029	4,000,000	4,068,760
Huntsville, AL Hlth. Care Auth. RB, Ser. A, 4.75%, 06/01/2009	1,085,000	1,098,845
Illinois Fin. Auth. RB, Resurrection Hlth. Care, Ser. B, 5.00%, 05/15/2014	4,500,000	4,740,165
Illinois Hlth. Facs. Auth. RB, Passavant Mem. Area Hosp., 5.50%, 10/01/2009	235,000	239,874
Indiana Fin. Auth. Hlth. Sys. RRB, Sisters of St. Francis Hlth. Proj., 5.00%, 11/01/2016 #	3,000,000	3,136,920
Indiana Hlth. Facs. Fin. Auth. RB, Ascension Hlth.:
Ser. A, FRN, 5.00%, 11/01/2027	1,500,000	1,575,270
Ser. F, 5.50%, 11/15/2010	1,000,000	1,054,150
Kent, MI Hosp. Fin. Auth. RB, Spectrum Hlth. Sys., Ser. A, FRN:
5.25%, 01/15/2047	5,000,000	5,286,100
5.50%, 01/15/2047	7,250,000	7,741,260
Klamath Falls, OR Intercommunity Hosp. Auth. RB, Merle West Med. Ctr. Proj., 5.00%, 09/01/2008	200,000	200,020
Lexington Cnty., SC Hlth. Svcs. Dist., Inc. Hosp. RRB, 5.00%, 11/01/2014	500,000	519,865
Monroe Cnty., PA Hosp. Auth. RB, Pocono Med. Ctr. Proj., 5.50%, 01/01/2009, (Insd. by Radian Group, Inc.)	325,000	327,775
North Texas Hlth. Facs. Dev. Corp. Hosp. RB, United Regl. Hlth. Care Sys. Hosp., 5.00%, 09/01/2017	850,000	912,883
Royal Oak, MI Hosp. Fin. Auth. RB, William Beaumont Hosp. Proj., 6.25%, 01/01/2010	3,970,000	4,150,714
South Miami, FL Hlth. Facs. Auth. RB, Baptist Hlth. South Florida Group Proj., 5.00%, 08/15/2014	1,500,000	1,583,145
Tyler, TX Hlth. Facs. Dev. Corp. RB, Mother Frances Hosp., 5.00%, 07/01/2009	3,630,000	3,680,167
West Shore, PA Area Hosp. Auth. RB, Holy Spirit Hosp. Proj., 5.00%, 01/01/2009	965,000	969,989

		58,449,786

HOUSING 8.1%
California Hsg. Fin. Agcy. RB, Ser. 2001-U, 5.75%, VRDN, (Insd. by MBIA & LOC: Bank of New York Mellon Corp.)	7,225,000	7,225,000
District of Columbia Mtge. Fin. Agcy. SFHRB, Ser. B, 5.625%, 06/01/2035	2,495,000	2,539,960
Escambia Cnty., FL SFHRB, Multi-Cnty. Program, Ser. A, 5.00%, 10/01/2012, (Insd. by FNMA & GNMA)	665,000	688,029
Maine Hsg. Auth. RB, Ser. A-2, 4.55%, 11/15/2026	715,000	716,409
Nevada Hsg. Division SFHRB:
Ser. A-2, 5.75%, 04/01/2032	220,000	221,538
Ser. C-2, 5.40%, 04/01/2031	355,000	356,935
New Mexico Mtge. Fin. Auth. RB, 6.25%, 07/01/2029, (Insd. by FNMA)	1,115,000	1,152,085
Oklahoma HFA SFHRB:
Ser. B-1, 6.80%, 09/01/2016, (Insd. by FNMA & GNMA)	70,000	72,369
Ser. B-2, 6.80%, 09/01/2026, (Insd. by FNMA & GNMA)	210,000	214,983
Oregon Hsg. & Cmnty. Svcs. Dept. SFHRB:
Ser. H, 5.125%, 01/01/2029	30,000	30,328
Ser. J, 4.70%, 07/01/2030	860,000	865,676

2

EVERGREEN SHORT-INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Pinellas Cnty., FL HFA RB, Multi-Cnty. Program, Ser. B, 6.20%, 09/01/2034, (Insd. by FNMA & GNMA)	$615,000	$621,882
South Dakota HDA RB, Homeownership Mtge. Program, Ser. F, 5.25%, 05/01/2028	3,800,000	3,838,760
Wisconsin Hsg. & EDA RB, Homeownership Mtge. Program, Ser. B, 5.75%, 03/01/2022, (Insd. by MGIC)	455,000	461,547

		19,005,501

INDUSTRIAL DEVELOPMENT REVENUE 20.6%
Appling Cnty., GA Dev. Auth. PCRB, Oglethorpe Power Proj., Ser. B, FRN, 4.75%, 01/01/2038	2,000,000	2,039,180
Burke Cnty., GA Dev. Auth. PCRB:
Georgia Power Plant Vogtle Proj., FRN, 4.45%, 01/01/2032	6,325,000	6,337,650
Oglethorpe Power Proj., Ser. D, FRN, 4.75%, 01/01/2040	3,000,000	3,085,200
Courtland, AL Indl. Dev. Board, Env. Impt. RB, International Paper Co. Proj., Ser. A, 5.00%,11/01/2013	4,000,000	3,930,080
Forsyth, MT PCRB, Avista Corp., Ser. A, 5.00%, 10/01/2032, (Insd. by AMBAC)	2,400,000	2,402,712
Hodgkins, IL Env. Impt. RB, Metro. Biosolids Mgmt., LLC Proj., 5.75%, 11/01/2009	1,945,000	1,950,076
Indiana Dev. Fin. Auth. RB, Waste Mgmt., Inc. Proj., 4.70%, 10/01/2031	1,250,000	1,160,625
Jasper Cnty., IN PCRRB:
4.15%, 08/01/2010, (Insd. by MBIA)	1,000,000	1,000,340
5.20%, 06/01/2013, (Insd. by MBIA)	2,000,000	2,012,040
Louisa, VA IDA PCRB, Virginia Elec. & Power Co. Proj., 5.25%, 12/01/2008	1,000,000	1,005,950
Louisa, VA IDA Solid Waste & Sewer Disposal RB, Virginia Elec. & Power Co. Proj., Ser. A, FRN, 4.35%, 03/01/2031	3,000,000	3,053,310
Michigan Strategic Fund Solid Waste Disposal Ltd. Obl. RRB, Waste Mgmt., Inc. Proj., 4.50%,12/01/2013	4,000,000	3,726,120
Mission, TX Econ. Dev. Corp. Solid Waste Disposal RB, Allied Waste, Inc. Proj., Ser. A, 5.20%, 04/01/2018	2,850,000	2,590,394
New York Env. Facs. Corp. RB, Waste Mgmt. Proj., Ser. A, 4.55%, 05/01/2012	3,000,000	2,875,410
Ohio Water Dev. Auth. Solid Waste RB, Allied Waste, Inc. Proj., Ser. A, 5.15%, 07/15/2015	1,000,000	928,100
Polk Cnty., FL IDA RB, Cargill Fertilizer, Inc. Proj., 5.50%, 11/01/2009	6,000,000	6,172,080
Richland Cnty., SC Env. Impt. RRB, Intl. Paper Co. Proj., Ser. A, 4.60%, 09/01/2012	1,500,000	1,459,380
Yavapai Cnty., AZ IDA Solid Waste Disposal RB, Waste Mgmt., Inc. Proj., Ser. A-2, FRN, 4.25%, 03/01/2028	2,500,000	2,451,700

		48,180,347

POWER 3.5%
North Carolina Eastern Muni. Power Agcy. Sys. RRB, Ser. A, 5.00%, 01/01/2016	3,000,000	3,096,480
Piedmont, SC Muni. Elec. Power Agcy. RRB, Ser. A-3, 5.00%, 01/01/2016	5,000,000	5,186,150

		8,282,630

PRE-REFUNDED 2.2%
California Hlth. Facs. Fin. Auth. RB, Catholic West Hlth. Care, Ser. H, 4.45%, 07/01/2026	265,000	280,563
California Pollution Ctl. Fin. Auth. RB, North Cnty. Recycling Ctr., Ser. A, 6.75%, 07/01/2011	275,000	295,460
Medical Univ. of South Carolina Hosp. Facs. RB, Ser. A, 6.00%, 08/15/2012	1,950,000	2,188,466
New York Dorm. Auth. RB, City Univ. Sys. Cons. Proj., Ser. D, 7.00%, 07/01/2009	1,190,000	1,235,244
Puerto Rico Tobacco Settlement RB, Children’s Trust Fund, 5.75%, 07/01/2020	315,000	329,490
Washington Pub. Power Supply Sys. RB, Nuclear Proj. No. 1, Ser. B, 7.25%, 07/01/2009	740,000	773,529

		5,102,752

SALES TAX 1.2%
Confluence Metro. Dist. of Colorado RB, 5.25%, 12/01/2017	2,000,000	1,830,540
Coralville, IA Urban Renewal Tax Increment RB, Ser. C:
5.00%, 06/01/2010	500,000	515,540
5.00%, 06/01/2014	500,000	525,975

		2,872,055

3

EVERGREEN SHORT-INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX 4.7%
Allegheny Cnty., PA Redev. Auth. RB, Waterfront Proj., Ser. A, 5.875%, 12/15/2010	$1,605,000	$1,669,617
New York, NY Metropolitan Trans. Auth. RB, Ser. A, 5.25%, 11/15/2014, (Insd. by FGIC)	4,000,000	4,451,240
Wyandotte Cnty. & Kansas City, KS Unified Govt. Spl. Obl. RRB, Ser. B, 4.75%, 12/01/2016	5,000,000	4,965,950

		11,086,807

UTILITY 2.7%
Houston, TX Util. Sys. RRB, Combined First Lien, Ser. B, 5.00%, 11/15/2015	3,965,000	4,256,745
Roseville, CA RB, Natural Gas Financing Auth. RB, 5.00%, 02/15/2014	2,000,000	2,000,060

		6,256,805

Total Municipal Obligations (cost $231,857,365)		230,875,132

	Shares	Value

SHORT-TERM INVESTMENTS 1.9%
MUTUAL FUND SHARES 1.9%
Evergreen Institutional Municipal Money Market Fund, Class I, 2.03% q ø ## (cost $4,552,379)	4,552,379	4,552,379

Total Investments (cost $236,409,744) 100.4%		235,427,511
Other Assets and Liabilities (0.4%)		(930,100)

Net Assets 100.0%		$234,497,411

+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
#	When-issued or delayed delivery security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at August 31, 2008.

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MGIC	Mortgage Guaranty Insurance Corp.
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

4

EVERGREEN SHORT-INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)

The following table shows the percent of total investments by geographic location as of August 31, 2008:

Texas	12.0%
Michigan	9.0%
Florida	8.7%
Georgia	7.3%
South Carolina	4.4%
New York	4.4%
Indiana	4.2%
California	4.2%
Alabama	4.0%
Illinois	3.8%
Pennsylvania	3.7%
Maryland	3.6%
Missouri	3.4%
Nevada	3.3%
Arizona	3.1%
Colorado	2.8%
Kansas	2.1%
Virginia	1.7%
Washington	1.7%
South Dakota	1.6%
North Carolina	1.3%
Tennessee	1.3%
Iowa	1.3%
District of Columbia	1.1%
Montana	1.0%
Oregon	1.0%
Ohio	0.8%
New Mexico	0.5%
Maine	0.3%
Wisconsin	0.2%
Puerto Rico	0.1%
Oklahoma	0.1%
Non-state specific	2.0%
100.0%

On August 31, 2008, the aggregate cost of securities for federal income tax purposes was $236,409,744. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,843,379 and $2,825,612, respectively, with a net unrealized depreciation of $982,233.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Valuation hierarchy

On June 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$4,552,379
Level 2 – Other Significant Observable Inputs	230,875,132
Level 3 – Significant Unobservable Inputs	0
Total	$235,427,511

5

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

August 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 98.6%
AIRPORT 12.8%
Atlanta, GA Arpt. RB, Ser. B, 6.00%, 01/01/2018	$5,000,000	$5,095,400
Atlanta, GA Arpt. RRB, Ser. A, 5.50%, 01/01/2021	4,050,000	4,153,761
Broward Cnty., FL Arpt. Sys. RB, Ser H-1, 5.25%, 10/01/2010, (Insd. by AMBAC)	1,730,000	1,749,549
Broward Cnty., FL Arpt. Sys. RRB, Ser. E, 5.25%, 10/01/2012, (Insd. by AMBAC)	4,000,000	4,043,200
Chicago, IL Midway Arpt. RB, Ser. B, 5.625%, 01/01/2029	340,000	340,051
Chicago, IL O’Hare Intl. Arpt. RB, Ser. A, 5.50%, 01/01/2016	9,260,000	9,277,779
Dade Cnty., FL Aviation RRB, Miami Intl. Arpt., Ser. A, 5.375%, 10/01/2009	1,030,000	1,042,834
Dallas, TX RB, Fort Worth Intl. Arpt., Ser. A, 6.00%, 11/01/2028	435,000	436,127
Delaware Cnty., IN RRB, Edit Corp. Lease Rental, 5.00%, 12/01/2012	5,000	5,059
Houston, TX Arpt. Sys. RB:
Spl. Facs.:
Ser. A, 6.00%, 07/01/2014	5,030,000	5,084,726
Ser. B, 5.25%, 07/01/2014	350,000	351,386
Sub Lien:
Ser. A:
5.625%, 07/01/2021	4,410,000	4,428,301
6.00%, 07/01/2012	3,960,000	4,004,629
Ser. B, 5.25%, 07/01/2015	1,250,000	1,253,463
Lee Cnty., FL Arpt. RB, AMT, Ser. A, 6.00%, 10/01/2032, (Insd. by FSA)	4,400,000	4,466,440
Massachusetts Port Auth. RB:
Ser. B, 5.50%, 07/01/2015	750,000	762,248
US Airways Proj.:
5.25%, 09/01/2011	1,480,000	1,473,103
5.25%, 09/01/2012	1,535,000	1,525,713
5.25%, 09/01/2013	1,610,000	1,598,134
5.75%, 09/01/2016	4,325,000	4,278,636
Ser. A:
5.875%, 09/01/2023, (Insd. by MBIA)	5,615,000	5,497,310
6.00%, 09/01/2021, (Insd. by MBIA)	2,700,000	2,659,338
Oklahoma City, OK Arpt. Trust RB, 5.50%, 02/01/2012, (Insd. by AMBAC)	85,000	85,091
Orange Cnty., CA Arpt. RRB, 5.50%, 07/01/2011	500,000	505,600
Parke Cnty., IN Jail Bldg. Corp. First Mtge. RB, 5.60%, 01/15/2013	235,000	237,909
Port Grays Harbor, WA RRB, TCR, 6.125%, 12/01/2017, (Insd. by AMBAC)	2,630,000	2,690,753
San Francisco, CA City & Cnty. Fin. Corp. RB, Emergency Communications, 5.40%, 04/01/2015	100,000	100,230

		67,146,770

CONTINUING CARE RETIREMENT COMMUNITY 2.8%
Crossville, TN Hlth. & Ed. Board RRB, Century Place Hlth. Ctr. Proj., Ser. A, 7.75%, 06/01/2013	380,000	380,429
Franklin Cnty., OH Healthcare Facs. RRB, Wesley College Glen Hlth. Svcs., 6.25%, 12/20/2034	9,780,000	10,219,905
Lubbock, TX Hlth. Facs. Dev. Corp. RB, Lutheran Retirement, 6.00%, 03/20/2029, (Insd. by GNMA)	1,000,000	1,045,570
Massachusetts Hlth. & Edl. Facs. Auth. RB, 7.20%, 07/01/2009	10,000	10,042
Piedmont, NC HDA First Mtge. RRB, Nash Grove Manor, Inc., 8.00%, 01/01/2013	500,000	500,465
South Carolina Jobs EDA RB, Ebenezer Nursing Home, Inc., 6.90%, 01/20/2037	2,150,000	2,283,085

		14,439,496

EDUCATION 2.5%
Botkins, OH Sch. Dist. RB, Ser. A, 7.20%, 12/01/2009	105,000	105,428
California Edl. Facs. Auth. RB, College & Univ. Proj., 5.50%, 03/01/2011	440,000	445,443
California Galt Schools Joint Powers Auth. RRB, High Sch. & Elementary Sch., Ser. A, 5.875%, 11/01/2024, (Insd. by MBIA)	1,000,000	1,014,390
California Pub. Works Board Lease RB:
California Cmnty. College Proj.:
Ser. A:
5.375%, 03/01/2010	150,000	150,360
5.625%, 03/01/2016	5,035,000	5,047,688
Ser. D, 5.375%, 03/01/2010	200,000	200,496

1

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
California Pub. Works Board Lease RB:
California State Univ. Proj.:
Ser. A, 5.25%, 12/01/2013	$100,000	$100,212
Ser. C:
5.25%, 10/01/2013	100,000	102,210
5.375%, 10/01/2016	500,000	511,140
5.40%, 10/01/2022	700,000	714,819
California Pub. Works Board Lease RRB:
California Cmnty. College Proj., Ser. B, 5.625%, 03/01/2016	220,000	220,554
California State Univ. Proj., Ser. A, 5.40%, 12/01/2016	1,050,000	1,073,394
Massachusetts Edl. Fin. Auth. RB:
Ser. A, 4.875%, 01/01/2011	405,000	417,041
Ser. E, 4.50%, 01/01/2009	920,000	923,220
Midlothian, TX Independent Sch. Dist. RB, 0.00%, 02/15/2018 ¤	5,000	2,801
Ohio Higher Edl. Facs. Cmnty. RB, Unrefunded Balance, Univ. of Dayton Proj., 5.30%, 12/01/2012	630,000	634,108
Perris, CA Unified High Sch. Dist. RB, 2003 Sch. Financing Proj., 6.00%, 10/01/2030	455,000	490,608
University of Maryland RRB, Sys. Auxiliary Facs. & Tuition, Ser. A, 5.00%, 04/01/2010	310,000	312,251
University of Puerto Rico RB, Ser. M, 5.40%, 06/01/2009	400,000	401,064

		12,867,227

ELECTRIC REVENUE 0.1%
Sikeston, MO Elec. RRB, 5.00%, 06/01/2012	470,000	470,851

GENERAL OBLIGATION – LOCAL 6.4%
Chicago, IL Park Dist., Aquarium & Museum GO, 5.125%, 01/01/2014	100,000	100,187
Dade Cnty., FL Seaport Refunding GO, 5.125%, 10/01/2016	1,750,000	1,753,745
Dixon, CA Unified Sch. Dist. Election of 2002 GO, 0.00%, 08/01/2037 ¤	1,100,000	191,323
Essex Cnty., NJ Capital Appreciation Refunding GO:
0.00%, 12/01/2012, (Insd. by FGIC) ¤	460,000	358,239
0.00%, 12/01/2018, (Insd. by FGIC) ¤	100,000	51,517
Fort Bend, TX Independent Sch. Dist. Refunding GO, 5.375%, 02/15/2024	7,000,000	7,070,280
Franklin Cnty. OH Refunding GO, Ser. 1993, 5.375%, 12/01/2020	100,000	102,685
Fremont, CA Unified Sch. Dist. Alameda Cnty. Refunding GO:
5.25%, 09/01/2016	1,000,000	1,012,130
5.25%, 09/01/2019	500,000	506,030
Grand Rapids, MI Bldg. Auth. GO, 5.75%, 08/01/2014	750,000	791,685
Grapevine, TX GO, 5.25%, 02/15/2014	2,860,000	2,865,777
Harris Cnty., TX GO, Muni. Util. Dist. Waterworks & Sewer Sys. No. 64, 5.00%, 03/01/2017	185,000	185,026
Humble TX, Independent Sch. Dist. Refunding GO, 4.90%, 02/15/2009	200,000	200,532
Hutchinson, MN Med. Facs. Refunding GO, Ser. B, 4.65%, 04/01/2009	175,000	175,385
Kane & DeKalb Cntys., IL Cmnty. Unit Sch. Dist. No. 302 GO, 5.45%, 02/01/2017	135,000	135,323
King Cnty., WA Sch. Dist. Refunding GO, 5.00%, 12/01/2014	500,000	501,045
Leander, TX Independent Sch. Dist. Refunding GO:
0.00%, 08/15/2024 ¤	200,000	82,966
0.00%, 08/15/2028 ¤	22,055,000	6,253,916
Lincoln Park, NJ GO, 5.20%, 09/01/2009	200,000	200,508
Mentor, OH Refunding GO, Street Impt. Bonds, Ser. 1991, 7.15%, 12/01/2011	220,000	222,809
Mercedes, TX GO, 4.60%, 02/15/2011, (Insd. by AMBAC)	160,000	160,253
Nashua, NH Refunding GO, 5.25%, 11/01/2008	905,000	910,059
New York, NY GO:
Ser. A, 5.25%, 08/01/2010	200,000	201,494
Ser. B, 5.625%, 08/15/2009	1,110,000	1,113,352
Ser. D:
5.50%, 08/01/2010	105,000	105,782
5.50%, 08/01/2010, (Insd. by FSA)	30,000	30,226
Ser. G, 5.25%, 08/01/2016, (Insd. by MBIA)	60,000	60,728
Ser. J, 5.35%, 08/01/2012	810,000	819,825
Sub-Ser. A1, 5.75%, 08/01/2014	75,000	75,205

2

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – LOCAL continued
New York, NY Unrefunded Balance GO, Ser. F, 5.125%, 08/01/2013, (Insd. by MBIA)	$250,000	$252,995
Northwest Harris Cnty., TX Refunding GO, Muni. Util. Dist. No. 23, Waterworks & Sewer, 5.30%, 10/01/2011	150,000	150,351
Orleans Parish, LA Parishwide Sch. Dist. GO:
5.00%, 09/01/2020	250,000	250,010
Ser. A:
4.85%, 09/01/2010	605,000	605,871
5.00%, 09/01/2012	250,000	250,382
5.125%, 09/01/2018	100,000	100,077
Redmond, WA Library Capital Facs. Area GO, 5.00%, 12/01/2017	200,000	201,260
Renton, WA Refunding GO, Ser. A, 5.20%, 02/01/2009	70,000	70,186
Ricewood, TX Refunding GO, Muni. Util. Dist.:
4.80%, 09/01/2010, (Insd. by FSA)	200,000	202,518
4.875%, 09/01/2011, (Insd. by FSA)	175,000	177,004
Rochester, MI Ltd. Tax Dev. GO, 5.00%, 10/01/2009	65,000	65,165
San Antonio, TX Refunding GO, 5.00%, 02/01/2009	1,500,000	1,504,170
Snohomish & Island Cnty. Refunding GO, Sch. Dist. No. 401:
5.15%, 12/01/2010	220,000	220,488
5.20%, 12/01/2011	410,000	410,857
South Shore, TX Refunding GO, Muni. Util. Dist. No. 6, Water & Sewer Sys., 5.10%, 09/01/2011	200,000	200,366
Stanley Lake, TX Refunding GO, Muni. Util. Dist., Waterworks & Sewer Sys., 4.80%, 07/01/2009, (Insd. by AMBAC)	115,000	115,266
Washoe Cnty., NV Reno/Sparks Convention Refunding GO, 5.60%, 07/01/2010	100,000	100,263
Wayne Cnty., MI GO, Bldg. Auth. Capital Impt., Ser. A, 5.25%, 06/01/2016	1,000,000	1,002,150
Wenatchee, WA GO:
5.00%, 12/01/2013	335,000	335,636
5.05%, 12/01/2014	355,000	355,689
Whidbey Island, WA Refunding GO, Pub. Hosp. Dist., 5.55%, 12/01/2008	300,000	300,885
Wichita, KS GO, Ser. 738, 5.65%, 09/01/2008	300,000	300,063

		33,409,684

GENERAL OBLIGATION – STATE 1.1%
California GO:
6.00%, 08/01/2014	755,000	766,227
6.25%, 10/01/2019	15,000	15,051
Ser. BW, 4.95%, 12/01/2011	175,000	175,210
Connecticut GO, 5.65%, 03/15/2012	270,000	270,672
District of Columbia GO, Ser. A, 5.25%, 06/01/2014, (Insd. by MBIA)	400,000	404,612
Florida Refunding GO:
Board of Public Ed. Capital Outlay, Ser. C, 5.125%, 06/01/2014	500,000	506,085
Sr. Lien, Jacksonville Trans., 5.00%, 07/01/2012	350,000	350,746
Illinois GO:
5.125%, 12/01/2010	800,000	801,760
5.15%, 07/01/2015	145,000	146,045
5.25%, 07/01/2022	150,000	150,984
New York Refunding GO, Ser. C, 5.375%, 10/01/2011, (Insd. by AMBAC)	1,000,000	1,002,460
Tennessee Refunding GO, Ser. B, 4.80%, 05/01/2009	250,000	250,605
Texas GO, Veterans Land Board, 6.00%, 12/01/2030	200,000	203,516
Virginia Refunding GO, 4.60%, 06/01/2012	750,000	751,290

		5,795,263

HOSPITAL 7.5%
Bessemer, AL Med. Clinic Board RB, Bessemer Carraway Med. Ctr., Ser. A, 5.875%, 05/15/2026	750,000	750,270
California Hlth. Facs. Fin. Auth. RB, Ser. B, 7.20%, 01/01/2012	90,000	90,489
California Hlth. Facs. Fin. Auth. RRB, Pomona Valley Hosp., Ser. A, 5.625%, 07/01/2019	200,000	200,392
Charleston Cnty., SC Hosp. Facs. RRB, Med. Society Hlth. Proj., 5.50%, 10/01/2019, (Insd. by MBIA)	285,000	289,181

3

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Connecticut Hlth. & Edl. Facs. Auth. RB, Bridgeport Hosp., Ser. A, 6.625%, 07/01/2018	$200,000	$201,006
Escambia Cnty., FL Hlth. Facs. Auth. RB, 5.95%, 07/01/2020	505,000	534,411
Gulfport, MS Hosp. Facs. RRB, Gulfport Mem. Hosp., Ser. A, 6.20%, 07/01/2018	200,000	200,606
Hillsborough Cnty., FL IDA RB, Univ. Cmnty. Hosp., 5.70%, 08/15/2009	3,420,000	3,429,679
Illinois Edl. Facs. Auth. RRB, Western Med. Facs. Foundation, 5.00%, 11/15/2018	4,375,000	4,425,400
Illinois Hlth. Facs. Auth. RB, Rockford Hlth. Sys., 5.125%, 08/15/2015	175,000	175,308
Indiana Hlth. Facs. Fin. Auth. Hosp. RRB, Holy Cross Hlth. Sys. Corp., 5.00%, 12/01/2018	2,710,000	2,741,409
Jefferson Cnty., TX Hlth. Facs. Dev. Corp. RRB, Baptist Hospitals, 5.20%, 08/15/2021	3,515,000	3,610,467
Jonesboro, AR Residential Hsg. & Hlth. Care Facs. Board House RRB, St. Bernard’s Hosp. Regl. Med. Ctr., 5.90%, 07/01/2016, (Insd. by AMBAC)	1,950,000	1,955,460
Langhorne, PA Hosp. Auth. RB, Franciscan Hlth. Ctr., Ser. A, 7.00%, 06/15/2015	405,000	409,334
Lucas Cnty., OH Hosp. Auth. RB, Promedica Hlth. Care Obl.:
5.75%, 11/15/2009	2,500,000	2,513,500
5.75%, 11/15/2011	750,000	753,217
Lycoming Cnty., PA Hosp. Auth. RB, Divine Province Hosp., Ser. E, 6.50%, 07/01/2022	65,000	64,177
Madison Cnty., IN Hosp. Auth. Facs. RB, Cmnty. Hosp. of Anderson, Ser. A, 8.00%, 01/01/2014	1,270,000	1,278,560
Massachusetts Hlth. & Edl. Facs. Auth. RB, Partners Healthcare Sys., Ser. A:
5.10%, 07/01/2010	2,510,000	2,527,871
5.25%, 07/01/2014	2,000,000	2,014,160
Murray City, UT Hosp. RB, IHC Hlth. Svcs., Inc., 4.75%, 05/15/2020	195,000	194,674
New Jersey Hlth. Care Facs. Fin. Auth. RRB, Hackensack Univ. Med. Ctr., Ser. A, 5.25%, 01/01/2010	150,000	151,416
New York Dorm Auth. RB, Ellis Hosp. Proj., 5.50%, 08/01/2015	3,660,000	3,668,674
Oklahoma Indl. Auth. Hlth. Sys. RRB, Ser. A, 6.00%, 08/15/2018	1,725,000	1,808,059
Peninsula Ports Auth. VA Hosp. Facs. RRB, Whittaker Mem. Hosp. Proj., 8.70%, 08/01/2023	480,000	515,952
Ulster Cnty., NY Indl. Dev. Agcy. RRB, Benedictine Hosp. Proj., 5.00%, 11/01/2011	805,000	782,895
Washington Hlth. Care Facs. Auth. RRB, Highline Med. Ctr., 6.25%, 08/01/2036	3,750,000	3,918,900

		39,205,467

HOUSING 25.6%
Alaska Hsg. Fin. Corp. RRB, Ser. A, 6.00%, 06/01/2049	7,750,000	7,834,010
Allegheny Cnty., PA Residential Fin. Auth. SFHRB, Ser. II-1, 5.05%, 11/01/2010	275,000	281,496
Arkansas Dev. Fin. Auth. SFHRB, Ser. G, 5.20%, 01/01/2011	315,000	317,813
Atlanta, GA Hsg. Auth. MHRB, Village at Castleberry Proj., 4.60%, 02/20/2009	95,000	95,732
Austin, TX Hsg. Fin. Corp. SFHRB, 0.00%, 02/01/2016 ¤	1,605,000	49,916
Bexar Cnty., TX Hsg. Fin. Corp. MHRB, Stablewood Farms, 6.25%, 07/20/2043	4,615,000	4,822,767
Biloxi, MS MHRRB, Pass Pointe Apts., Ser. A, 5.65%, 12/01/2017	2,965,000	3,079,538
Bryan Cnty., OK EDA SFHRB, Ser. A, 8.60%, 07/01/2010	175,000	141,643
Calcasieu Parish, LA Pub. Auth. RRB, Ser. A, 5.55%, 04/01/2012	345,000	351,355
California Hsg. Fin. Agcy. MHRB:
Ser. A:
5.05%, 08/01/2011	100,000	101,592
5.95%, 08/01/2028	390,000	391,794
Ser. B, 6.15%, 08/01/2022	160,000	163,182
California Rural Home Mtge. Auth. SFHRB, Ser. B, 7.30%, 06/01/2031	220,000	228,096
Chicago, IL MHRB, Hearts UTD Apts., Ser. A, 4.60%, 07/01/2010	170,000	171,482
Chicago, IL SFHRB, Ser. A1, 6.45%, 09/01/2029	350,000	355,015
Clay Cnty., MO IDA MHRB, Ser. A, 6.30%, 01/20/2038	2,530,000	2,489,874
Colorado HFA SFHRB:
0.00%, 11/01/2029 ¤	2,295,000	715,030
Ser. B-2, 7.00%, 05/01/2026	40,000	40,708
Comanche Cnty., OK HFA SFHRB, Ser. B-2, 6.60%, 10/01/2035	685,000	695,597
Connecticut HFA RB, Hsg. Mtge. Fin. Auth. Proj., Ser. A-2, 5.10%, 11/15/2018	95,000	94,998
Dallas, TX Fin. Corp. MHRB, Towne Ctr. Apts., Ser. A, 6.75%, 10/20/2032	1,000,000	1,049,260
DeKalb Cnty., GA MHRB, Bryton Hills Apts., 5.00%, 09/01/2011	470,000	485,510
Delaware Hsg. Auth. SFHRB, Ser. A, 6.00%, 07/01/2018	120,000	123,257

4

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
District of Columbia HFA RB, Residential Seniors Ctr., Ser. 1, 7.75%, 09/01/2016	$82,500	$82,693
Florida HFA RB:
0.00%, 12/01/2029, (Insd. by FSA) ¤	5,520,000	1,437,850
0.00%, 07/01/2030, (Insd. by FSA) ¤	2,750,000	627,137
Brittany of Rosemont, Ser. G1, 6.25%, 07/01/2035, (Insd. by AMBAC)	1,005,000	1,004,950
Riverfront Apts., Ser. A, 6.25%, 04/01/2037, (Insd. by GNMA)	1,000,000	1,000,440
Spinnaker Cove Apts., Ser. G, 6.50%, 07/01/2036, (Insd. by AMBAC)	200,000	200,028
Florida Hsg. Fin. Corp. RB:
Hampton Ctr. Apts., Ser. D-1, 5.60%, 03/01/2032, (Insd. by FNMA)	185,000	172,873
Mystic Pointe II-F-1, 6.00%, 12/01/2029, (Insd. by GNMA)	120,000	120,266
Fontana CA, Redev. Agcy. Mtge. RRB, College Vlg. Drive Apts., Ser. A, 5.25%, 05/20/2017	1,235,000	1,292,539
Georgia HFA RB, Ser. B-2, 5.50%, 12/01/2032	100,000	93,643
Green Bay, WI MHRRB, Moraine, Ltd., Ser. A, 6.15%, 12/01/2030, (Insd. by FHA)	85,000	85,956
Greenwich, CT Hsg. Auth. RB, Ser. A, 6.35%, 09/01/2027	1,200,000	1,218,024
Houston, TX MHRB, Hsg. Fin. Corp., 6.10%, 09/20/2021	319,000	331,776
Idaho HFA SFHRB, Ser. F-2, 5.70%, 07/01/2010	90,000	90,969
Illinois HDA. RRB, Morningside North Dev., 5.25%, 01/01/2021	10,000,000	10,245,800
Jackson, MS MHRB, Forest Park Apts., Ser. A, 6.10%, 04/20/2032	60,000	60,493
Los Angeles, CA MHRB:
Colorado Apts., Ser. H, 5.50%, 11/20/2044, (Insd. by GNMA)	655,000	596,928
The Palms Apts., Ser. E, 5.30%, 07/01/2018	2,000,000	2,068,540
Louisiana HFA SFHRB:
AMT:
Ser. A-2, 6.30%, 12/01/2019	155,000	157,148
Ser. B-2, 5.55%, 06/01/2019	670,000	676,988
Ser. C, 6.30%, 06/01/2020	445,000	451,168
Ser. C-1, 5.60%, 12/01/2017	540,000	545,756
Home Owner, Ser. C-2, 5.55%, 06/01/2035	305,000	313,534
Manatee Cnty., FL HFA SFHRB, Ser. A, 6.57%, 05/01/2039	160,000	168,688
Maricopa Cnty., AZ IDA MHRB, Ser. A-1, 5.75%, 10/20/2018	4,155,000	4,358,221
Maryland Cmnty. Dev. Admin. Dept. Hsg. RB:
Ser. 2001B, 5.10%, 07/01/2016	445,000	448,418
Ser. D, 5.375%, 09/01/2024	500,000	489,760
Massachusetts Hsg. Fin. Agcy. RB, Ser. B, 5.40%, 12/01/2028	440,000	451,576
Massachusetts Hsg. Fin. Agcy. Rental Mtge. RB, Ser. E, 6.05%, 07/01/2020, (Insd. by MBIA)	270,000	272,865
Massachusetts Hsg. Fin. Agcy. Rental Mtge. RRB, Ser. H, 6.65%, 07/01/2041	3,380,000	3,459,362
Miami Dade Cnty., FL HFA MHRB, Sunset Bay Apts. Proj, Ser. 5A, 6.05%, 01/01/2041	200,000	197,186
Michigan SFHRB, Ser. I, 5.00%, 12/01/2015	2,000,000	2,022,760
Missouri Hsg. Dev. Commission Mtge. MHRB, Ser. II, 5.375%, 12/01/2018	205,000	209,680
Missouri Hsg. Dev. Commission Mtge. SFHRB, Ser. A-2, 6.30%, 03/01/2030, (Insd. by GNMA)	3,685,000	3,773,108
Montana Board of Hsg. MFHRB, Ser. A, 6.15%, 08/01/2026	250,000	250,183
Nevada Hsg. Division SFHRB, Mezzanine, Ser. C-2, 5.95%, 04/01/2022	80,000	80,989
New Hampshire HFA MHRB, Prescott Hills Apts. Proj., 6.05%, 07/01/2029	115,000	115,237
New Hampshire HFA SFHRB, Mtge. Acquisition:
AMT, Ser. B, 4.85%, 07/01/2015	450,000	452,979
Ser. E, 4.65%, 07/01/2014	340,000	342,751
New Jersey Hsg. & Mtge. Fin. Agcy. MHRB, Ser. A:
4.85%, 11/01/2008	50,000	50,193
5.55%, 05/01/2027	325,000	315,491
New Mexico Mtge. Fin. Auth. MHRB, Rio Volcan II Apts. Proj., 5.65%, 07/01/2018	60,000	60,207
New Mexico Mtge. Fin. Auth. SFHRB, 6.00%, 01/01/2029	30,000	30,510
New York Hsg. Fin. Agcy. Svcs. Contract RRB, Ser. C:
5.25%, 03/15/2012	2,000,000	2,023,720
5.50%, 09/15/2018	15,000,000	15,166,350
New York Mtge. Agcy. RB, Ser. 67, 5.80%, 10/01/2028	9,815,000	9,928,854
North Carolina HFA SFHRB, Ser. HH, 6.20%, 03/01/2018	335,000	344,186

5

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
North Dakota HFA RB, Hsg. Fin. Program:
Home Mtge. Fin. Program, Ser. C, 5.50%, 07/01/2018	$253,000	$258,753
Ser. A, 4.20%, 07/01/2011	520,000	527,119
Ohio Hsg. Fin. Agcy. RB, Residential Mtge., Ser. C-1, 6.05%, 03/01/2032	125,000	130,546
Ohio Hsg. Fin. Agcy. RRB, Residential Mtge., Ser. C, 5.55%, 03/01/2020	20,145,000	20,648,826
Ohio Hsg. Fin. Agcy. SFHRB, 0.00%, 01/15/2015 ¤	25,000	13,973
Oklahoma HFA SFHRB, 0.00%, 09/01/2030 ¤	490,000	121,236
Oregon Hsg. & Cmnty. Svcs. Dept. RB, Single Family Mtge. Proj., Ser. A, 6.00%, 07/01/2020	1,805,000	1,853,230
Oregon Hsg. & Cmnty. Svcs. Dept. SFHRB, Ser. L, 5.90%, 07/01/2031	2,030,000	2,113,819
Palm Beach Cnty., FL HFA MHRB, Pinnacle Palms Apts. Proj., Ser. A, 5.75%, 07/01/2041	70,000	66,535
Pennsylvania Hsg. Fin. Agcy. SFHRB:
Ser. 63-A, 0.00%, 04/01/2030 ¤	250,000	63,495
Ser. 68-A, 6.05%, 10/01/2028	3,450,000	3,454,450
Ser. 70-A, 4.90%, 10/01/2010	400,000	406,356
Peregrines Landing, LLC Facs. RB, Ser. A, 7.00%, 05/20/2044, (Insd. by GNMA)	5,810,000	6,271,023
Rhode Island Hsg. & Mtge. Fin. RB, 6.50%, 04/01/2027	25,000	25,847
San Antonio, TX Hsg. Fin. Corp. RB:
Eagle’s Nest Apts. Proj., 4.50%, 12/15/2008	90,000	90,341
Harbor Cove Apts. Proj., 4.50%, 12/15/2008	110,000	110,417
St. Louis Cnty., MO IDA MHRRB, Oakdale Forest II Apts., Ser. A, 5.50%, 09/20/2016	200,000	201,426
Tampa, FL Home Mtge. RB, 0.00%, 10/01/2014, (Insd. by FHA) ¤	475,000	217,873
Texas Dept. of Hsg. & Cmnty. RB, Ser. A, 6.20%, 07/01/2019	185,000	187,355
Utah HFA RB, RHA Cmnty. Svcs. Proj., Ser. A, 6.875%, 07/01/2027	925,000	884,522
Virginia HDA MHRB, Ser. G, 5.30%, 11/01/2018	4,415,000	4,427,759
Wood Cnty., WV SFHRRB, Ser. A, 0.00%, 03/01/2011 ¤	110,000	97,199

		134,140,538

INDUSTRIAL DEVELOPMENT REVENUE 5.6%
Alaska Indl. Dev. & Export Auth. Power RB, Snettisham Hydroelectric, 6.00%, 01/01/2014	1,165,000	1,190,036
Albuquerque NM, IDRRB, Manor Nursing, Ser. A, 4.80%, 05/20/2014	1,660,000	1,697,217
Dayton, OH Spl. Facs. RRB, Emery Air Freight Corp., Ser. A, 5.625%, 02/01/2018	2,030,000	2,073,462
Illinois Dev. Fin. Auth. Pollution RRB, Illinios Power Co. Proj., Ser. A, 5.70%, 02/01/2024	250,000	250,020
Kentwood, MI Econ. Dev. Corp. RB, Holland Home, Ser. A:
4.25%, 11/15/2008	250,000	250,357
4.30%, 11/15/2009	300,000	302,187
Miami-Dade Cnty., FL IDA RB, Airis Miami II, LLC Proj., 6.00%, 10/15/2019, (Insd. by AMBAC)	100,000	101,627
New Jersey EDA PCRB, New Jersey Pub. Service & Gas, Ser. A, 6.40%, 05/01/2032, (Insd. by MBIA)	200,000	201,714
New Jersey EDA RB, Elite Pharmaceuticals Proj., Ser. A, 6.50%, 09/01/2030	760,000	607,088
New York, NY Indl. Dev. Agcy. RB, Japan Airlines Co. Proj., 6.00%, 11/01/2015, (Insd. by FSA)	385,000	389,739
Pleasants Cnty., WV PCRB, Monongahela Power Co., Ser. C, 6.15%, 05/01/2015, (Insd. by AMBAC)	4,000,000	4,011,800
South Dakota EDFA RB, D.T.S., Inc. Proj., Ser. A, 4.95%, 04/01/2009	110,000	111,208
St. Paul, MN Port Auth. IDA RB:
Ser. K, Lottery, 9.50%, 12/01/2014, (Insd. by FGIC)	155,000	157,748
Ser. N, Lottery, 10.00%, 12/01/2014, (Insd. by FGIC)	165,000	168,135
Union Cnty., NJ Util. Auth. Solid Waste RB, Sr. Lease Ogden Martin, Ser. A, 5.375%, 06/01/2012	8,995,000	9,092,956
Wood Cnty., OH IDRB, Schutz Container Sys. Proj., Ser. A, 7.125%, 06/01/2013	3,405,000	3,507,933
York Cnty., PA IDA PCRRB, Pub. Svcs. Elec. & Gas, Ser. A, 6.45%, 10/01/2019	440,000	441,338
York Cnty., VA IDA RB, Virginia Elec. & Power Co. Proj., 5.50%, 07/01/2009	4,500,000	4,528,710

		29,083,275

LEASE 0.2%
Denver, CO City & Cnty. Sch. Dist. 1 Refunding COP, Denver Sch. Facs. Leasing Corp., 5.60%, 12/15/2009	665,000	666,769
Walker Cnty., AL Pub. Bldg. Auth. RRB, Walker Cnty. Jail Proj., 5.00%, 12/01/2016, (Insd. by AMBAC)	200,000	201,110

		867,879

6

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE 3.0%
Baker, FL Correctional Dev. First Mtge. RB, Detention Ctr. Proj., 6.00%, 02/01/2013	$500,000	$490,510
California Statewide CDA RB, SAVRS, 7.40%, 05/15/2029	1,400,000	1,400,000
Florida Fin. Dept. Gen. Svcs. RB, Dept. of Env. Preservation 2000-A, 5.00%, 07/01/2013	500,000	500,900
Florida Mid-Bay Bridge Auth. RB, Ser. A, 5.95%, 10/01/2022, (Insd. by AMBAC)	2,000,000	2,004,480
Fort Payne, AL Pub. Bldg. RB, 6.05%, 10/01/2016	160,000	163,802
Gulf Breeze, FL Local Govt. RB, 4.50%, 12/15/2020	180,000	180,000
Louisiana Govt. Env. Facs. CDA RB, Ser. A, 6.30%, 07/01/2030	5,225,000	5,323,648
Maine Muni. Bond Bank RB, Ser. B, 5.85%, 11/01/2020	360,000	360,972
Miami-Dade Cnty., FL Spl. Obl. RB, CCAB, Sub. Ser. B, 0.00%, 10/01/2035, (Insd. by MBIA) ¤	2,500,000	2,240,325
Michigan Muni. Bond Auth. RB:
5.50%, 11/01/2027	535,000	535,326
8.625%, 11/01/2016	240,000	244,375
New York Urban Dev. Corp. RRB, Sub Lien, 5.50%, 07/01/2016	500,000	504,390
Oregon Board Bank RB, Oregon Econ. Cmnty. Dev. Dept., Ser. A, 5.50%, 01/01/2019	1,250,000	1,277,775
Palmdale, CA Civic Auth. RRB, Civic Ctr. Refinancing, Ser. A, 5.60%, 07/01/2015	100,000	101,242
Tyler, TX Hlth. Facs Dev. Corp. RB, Mother Frances Hosp., 6.60%, 07/01/2009	390,000	395,499

		15,723,244

PORT AUTHORITY 1.2%
Dade Cnty., FL Seaport RB, 5.50%, 10/01/2026, (Insd. by MBIA)	370,000	370,559
Dade Cnty., FL Seaport RRB, Ser. 95, 5.75%, 10/01/2015	475,000	476,254
Massachusetts Port Auth. RB, Ser. E, 5.25%, 07/01/2013, (Insd. by MBIA)	2,260,000	2,287,120
Port Everglades Auth. RRB, Ser. A, 5.00%, 09/01/2016	3,105,000	3,133,814

		6,267,747

POWER 0.6%
Hawaii Dept. of Budget & Fin. RB, Hawaiian Elec. Co. Proj., 5.45%, 11/01/2023, (Insd. by MBIA)	365,000	368,310
Texas Muni. Power Agcy. RRB, Sub Lien, 4.75%, 09/01/2014	785,000	786,099
Utah Intermountain Power Agcy. RRB, Ser. A, 5.25%, 07/01/2015	1,470,000	1,487,699
Western Minnesota Power Agcy. RB, Ser. A, 5.50%, 01/01/2011	400,000	413,684

		3,055,792

PRE-REFUNDED 17.6%
Alameda Cnty., CA COP, Med. Ctr. Proj., 5.375%, 06/01/2014	115,000	116,436
Alameda Cnty., CA Refunding COP, Santa Rita Jail Proj., 5.00%, 12/01/2015	100,000	104,837
Baltimore Cnty., MD Shelter Elder Care RB, Ser. A, 7.25%, 11/01/2029	3,500,000	3,765,790
California CDA COP, 5.30%, 12/01/2015, (Insd. by Kaiser Permanente & FSA)	1,465,000	1,549,369
California Hlth. Facs. Fin. Auth. RB, Kaiser Permanente, Ser. A, 5.25%, 06/01/2012	1,300,000	1,329,003
California Statewide CDA COP, 5.30%, 12/01/2015	400,000	423,036
Coastal Water Auth., Texas Conveyance Sys. RB, 7.50%, 12/15/2016	20,000	20,084
Commonwealth of Puerto Rico RB, Pub. Bldg. Auth. Govt. Facs., Ser. A, 5.50%, 10/01/2032	500,000	518,655
Connecticut Resource Recovery Auth. RRB, Ser. A:
5.50%, 11/15/2011	4,110,000	4,138,934
5.50%, 11/15/2012	4,035,000	4,063,406
Delano, CA Unified Sch. Dist. Election of 1998 GO, Ser. B, 5.50%, 08/01/2025	425,000	426,054
Denver, CO City & Cnty. Arpt., RB, Ser. C, 6.125%, 11/15/2025	95,000	95,240
East Allen Multi. Sch. Bldg. RB, 6.00%, 01/15/2020	2,860,000	3,015,269
Florida Correctional Privatization Commission COP, 350 Bed Youthful Polk Cnty., Ser. B, 5.00%,
08/01/2017	100,000	100,180
Fresno, CA Unified Sch. Dist. GO, Ser. D, 5.00%, 08/01/2011	250,000	252,698
Gwinnett Cnty., GA Sch. Dist. GO, 5.375%, 02/01/2009	1,400,000	1,416,506
Hamal Florida CDD Spl. Assessment Bond, 6.20%, 05/01/2015	415,000	446,855
Illinois Hlth. Facs. Auth. RB:
Iowa Hlth. Sys., 6.75%, 02/15/2013	500,000	536,130
Loyola Univ. Hlth. Sys., Ser. A, 6.00%, 07/01/2021	940,000	1,027,693
Indiana Hlth. Facs. Fin. Auth. RRB, Ancilla Sys., Inc., 5.25%, 07/01/2022	325,000	327,083
Jefferson Cnty., KY Hlth. Facs. RRB, Alliant Hlth. Sys. Inc., 5.125%, 10/01/2017	5,315,000	5,379,205

7

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
Los Angeles, CA Cmnty. Redev. Agcy. RB:
Ser. G, 6.75%, 07/01/2010	$135,000	$137,743
Tax Allocation, Ser. G, 6.75%, 07/01/2010	365,000	366,924
Los Angeles, CA RRB, Dept. of Water & Power:
5.00%, 10/15/2016	315,000	319,171
5.00%, 10/15/2017	175,000	177,294
Metropolitan Trans. Auth. New York RB:
Commuter Facs., Ser. B, 5.00%, 07/01/2011	130,000	131,552
Dedicated Tax Fund Bonds, Ser. A, 5.25%, 04/01/2009	150,000	151,140
Metropolitan Trans. Auth. New York RRB, Commuter Facs., Ser. D, 5.00%, 07/01/2012	100,000	104,036
Michigan Bldg. Auth. RB, Facilities Program, Ser. I, 5.50%, 10/15/2009	590,000	613,063
Michigan HFA RRB, St. John Hlth. Sys., Ser. A, 5.00%, 05/15/2018, (Insd. by AMBAC)	300,000	303,483
Michigan Hosp. Fin. Auth. RB, Henry Ford Hlth. Sys., Ser. A, 6.00%, 11/15/2019	2,950,000	3,102,013
Michigan Hosp. Fin. Auth. RRB:
Hosp. Genesys Regl. Med., Ser. A, 5.30%, 10/01/2011	750,000	759,443
Mercy Hlth. Svcs., Ser. W, 5.25%, 08/15/2022	5,000,000	5,032,550
Mercy Mount Clemens Corp., Ser A, 5.75%, 05/15/2029	2,000,000	2,069,380
Montana Board of Investment RB, Workers’ Compensation Program, 6.875%, 06/01/2011	2,165,000	2,277,645
Montgomery, AL Spl. Care Facs. Fin. Auth. RB, Baptist Med. Ctr., Ser. C, 5.375%, 09/01/2016	3,900,000	4,181,190
Nebraska Higher Ed. Loan RB, 0.00%, 12/15/2015, (Insd. by MBIA) ¤	2,850,000	1,706,295
New York, NY Triborough Bridge & Tunnel Auth. RRB, Ser. A:
5.00%, 01/01/2016	5,000,000	5,059,550
5.25%, 01/01/2011	400,000	404,896
Oklahoma Dev. Fin. Auth. RB, Hillcrest Med. Ctr., 5.625%, 08/15/2019	165,000	172,359
Orange Cnty., FL Tourist Dev. Tax RRB, 6.00%, 10/01/2016	335,000	337,399
Pomona, CA RB, Unified Sch. Dist., Ser. C, 6.00%, 08/01/2025	500,000	516,295
Sacramento, CA City Fin. Auth. RB, Convention Ctr. Hotel, Ser. A, 6.25%, 01/01/2030	3,470,000	3,641,279
San Antonio, TX Elec. & Gas RRB, Ser. 2000, 5.00%, 02/01/2017	100,000	109,016
Santa Clara Cnty., CA East Side Unified Sch. Dist. GO:
Ser. E:
5.00%, 09/01/2022, (Insd. by FGIC)	3,355,000	3,359,798
5.00%, 09/01/2023, (Insd. by FGIC)	5,400,000	5,407,722
Ser. F, 5.25%, 09/01/2025, (Insd. by FGIC)	1,015,000	1,016,786
St. Johns Cnty., FL IDA Health Care RB, Glenmoor St. Johns Proj., Ser. A, 8.00%, 01/01/2030	6,720,000	7,364,515
St. Paul, MN Hsg. Redev. Auth. Tax Increment RRB, Downtown & 7th Place Proj., 5.40%, 09/01/2008	150,000	150,030
Stockton, CA Hsg. Facs. RRB, O’Conner Woods Proj., Ser. A, 5.20%, 03/20/2009, (Insd. by GNMA)	170,000	170,461
Tennessee Sch. Bldg. Auth. RRB, Higher Edl. Facs., Ser. D, 5.50%, 05/01/2011	500,000	503,785
Travis Cnty., TX Hlth. Facs. Dev. Corp. RB, Ascension Hlth. Credit, Ser. A, 5.875%, 11/15/2024	1,155,000	1,218,375
Utah Cnty., UT Hosp. RB, IHC Hlth. Svcs., Inc.:
5.25%, 08/15/2021	1,935,000	1,939,528
5.25%, 08/15/2026	2,000,000	2,004,680
Utah Intermountain Power Agcy. RB, 5.00%, 07/01/2013	2,410,000	2,414,338
Vallejo, CA Univ. Sch. Dist. Election of 1997 GO, 5.40%, 08/01/2022, (Insd. by FSA)	500,000	500,985
West Branch Rose City, MI Area Sch. Dist. GO, 5.50%, 05/01/2024	2,405,000	2,466,376
West Contra Costa, CA Unified Sch. Dist. RB:
Ser. C, 6.00%, 08/01/2024	185,000	185,459
Ser. D, 4.875%, 08/01/2011	200,000	200,390
Wood Glen, TX Hsg. Fin. Corp. Mtge. RRB, Copperwood Proj., Ser. A, 7.65%, 07/01/2022, (Insd. by MBIA & FHA)	2,125,000	2,508,733

		92,138,140

8

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PUBLIC FACILITIES 0.4%
San Francisco, CA City & Cnty. COP, 2789 25th Street Proj., 5.00%, 09/01/2014, (Insd. by AMBAC)	$600,000	$601,104
St. Louis, MO Muni. Fin. Corp. RRB:
City Justice Ctr., 5.40%, 02/15/2012, (Insd. by AMBAC)	375,000	375,683
Ser. A, 0.00%, 07/15/2014, (Insd. by AMBAC) ¤	1,500,000	1,059,735

		2,036,522

RESOURCE RECOVERY 0.8%
Charlotte Cnty., FL Solid Waste Disposal RRB, 5.05%, 10/01/2009	200,000	200,472
Connecticut Resource Recovery Auth. RB, 2006 Mid-Connecticut Sys., Ser. A, 5.375%, 11/15/2009	150,000	150,955
Connecticut Resource Recovery Auth. RRB, Mid-Connecticut Sys., Ser. A:
5.50%, 11/15/2011	1,705,000	1,715,196
5.50%, 11/15/2012	920,000	925,502
Dade Cnty., FL Resource Recovery RB, 5.50%, 10/01/2010	225,000	225,553
Essex Cnty., NJ Util. Auth. Solid Waste RRB, Ser. A, 4.80%, 04/01/2014	400,000	403,972
Savannah, GA Resouce Recovery Dev. Auth. RB, Air Pollution Ctl. Sys. & Landfill, 5.00%, 08/01/2013	500,000	501,045

		4,122,695

SALES TAX 2.2%
Dade Cnty., FL Resource Recovery RB, 5.50%, 10/01/2009	75,000	75,195
Danville, IN Cmnty. Elementary Sch. Bldg. Corp. RRB, 5.00%, 07/05/2009	520,000	521,336
Irvine, CA Univ. Sch. Dist Spl. Tax RRB, Cmnty. Facs. Dist. No. 86-1, 5.50%, 11/01/2013	250,000	255,568
Metropolitan Pier & Expo. Auth. RRB, Illinois Dedicated State Tax:
5.125%, 06/01/2011	600,000	604,134
5.125%, 06/01/2012	3,000,000	3,020,670
5.50%, 06/01/2011	500,000	501,170
McCormick Place Expansion Proj., Ser. A, 5.25%, 06/15/2012	450,000	450,922
Mountain View, CA Tax Allocation RB, Shoreline Regl. Park, Ser. A, 5.50%, 08/01/2021, (Insd. by MBIA)	250,000	250,453
New York Urban Dev. Corp. RB, Unrefunded Balance, 5.50%, 07/01/2016	5,260,000	5,273,886
Santa Clara, CA Redev. Agcy. Tax Allocation RB, Bayshore North Proj., 5.00%, 06/01/2016	250,000	251,380
Santa Margarita/Dana Point, CA RB, Ser. A, 5.50%, 08/01/2012	200,000	202,458
Tracy, CA Area Public Facs. Financing Agcy. Spl. Tax RRB, Cmnty. Facs. Dist. No. 87-1-H, 5.875%, 10/01/2019	355,000	383,968

		11,791,140

STUDENT LOAN 0.2%
Massachusetts Edl. Auth. RRB, Issue E, Ser. A, 4.55%, 07/01/2009	570,000	574,509
Massachusetts Edl. Financing Auth. RB, Ser. C, 4.60%, 12/01/2008	320,000	320,803

		895,312

TOBACCO REVENUE 2.2%
Badger Tobacco Asset Securitization Corp. RB, 6.375%, 06/01/2032	250,000	252,805
California Tobacco Securitization Corp. RRB, Ser. A, 5.00%, 06/01/2017	250,000	250,032
Tobacco Settlement Auth. of Rhode Island RRB:
6.125%, 06/01/2032	4,000,000	3,752,720
6.25%, 06/01/2042	5,310,000	4,824,560
Tobacco Settlement Auth. of Washington RB, 6.625%, 06/01/2032	2,150,000	2,118,115
Tobacco Settlement Fin. Corp. of New York RB, Ser. B-1C:
5.00%, 06/01/2011	165,000	165,246
5.25%, 06/01/2012	115,000	115,196

		11,478,674

TRANSPORTATION 2.1%
Massachusetts Turnpike Auth. RB, Ser. A, 5.125%, 01/01/2017	175,000	176,412
Miami, OH Valley Regl. Trans. Auth. RB, Ltd. Tax, 5.10%, 12/01/2008	330,000	330,782
Phoenix, AZ Street & Hwy. User RRB, Jr. Lien, 6.25%, 07/01/2011, (Insd. by AMBAC)	1,040,000	1,075,735

9

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION continued
Port Auth. of New York & New Jersey Spl. Obl. RB:
JFK Intl. Air Terminal, LLC, 6.25%, 12/01/2009	$7,500,000	$7,739,025
Ser. 103, 5.125%, 12/15/2011	1,215,000	1,217,345
Texas Turnpike Auth. RRB, Dallas North Tollway Sys.:
5.50%, 01/01/2015	320,000	327,075
Ser. A, 5.375%, 01/01/2016	150,000	150,171

		11,016,545

UTILITY 1.4%
Austin, TX Util. Sys. RRB, Ser. A, 5.125%, 05/15/2009	1,215,000	1,218,038
Cherokee Cnty., GA Water & Sewer RB, 6.90%, 08/01/2018	5,000	5,017
Sacramento Cnty., CA Sanitation Dist. Fin. Auth. RB, Ser. A, 5.60%, 12/01/2016	575,000	576,541
San Diego, CA Sewer RB, Ser. A, 4.90%, 05/15/2010	4,750,000	4,759,405
West Harris Cnty., TX Muni. Util. Dist No. 11 RRB, 5.00%, 09/01/2019	1,000,000	1,001,930

		7,560,931

WATER & SEWER 2.3%
Burlington, VT Waterworks Sys. RRB, Ser. A, 4.90%, 07/01/2009	100,000	100,206
Connecticut Dev. Auth. Water Facs. RB, 6.15%, 04/01/2035, (Insd. by AMBAC)	270,000	274,523
Folsom, CA Pub. Fin. Auth. RRB, Water Proj., 4.875%, 11/01/2018	250,000	250,160
Hamilton Cnty., TN Waterworks RRB, Eastside Util. Dist., 5.25%, 11/01/2017, (Insd. by MBIA)	1,000,000	1,012,040
Indian River Cnty., FL Water & Sewer RRB, Ser. A, 5.50%, 09/01/2015, (Insd. by FGIC)	1,000,000	1,021,440
Louisiana Pub. Facs. Auth. Collateralized RRB, Louisiana Water Co. Proj., 5.45%, 02/01/2013	1,150,000	1,163,386
Mesa, CA Water Dist. Refunding COP, 5.00%, 03/15/2018	300,000	306,828
Montgomery Cnty., MD EDRB, Brink Reservoir Facs., 10.375%, 12/15/2014	280,000	309,070
New York Env. Facs. Corp. Water Facs. RRB, Spring Valley Water, Ser. A, 6.30%, 08/01/2024, (Insd. by AMBAC)	900,000	905,301
North Jersey Dist. Water Supply Commission RRB, Wanaque North Proj., 5.125%, 11/15/2021, (Insd. by MBIA)	400,000	404,732
Northeast Nebraska Solid Waste Disposal Facs. RB, 4.70%, 05/15/2015	200,000	200,280
Rhode Island Clean Water Fin. Agcy. RB, Wastewater Treatment Sys., 5.80%, 09/01/2022, (Insd. by MBIA)	950,000	954,864
San Diego, CA Pub. Facs. Fin. Auth. Sewer RB:
5.00%, 05/15/2015	150,000	150,129
5.00%, 05/15/2020	2,750,000	2,750,467
Wenatchee, WA Storm Drain RB:
5.00%, 12/01/2012	180,000	180,326
5.05%, 12/01/2013	190,000	190,353
5.10%, 12/01/2018	1,100,000	1,102,156
Wenatchee, WA Water & Sewer RB:
5.00%, 12/01/2012	110,000	110,199
5.05%, 12/01/2013	115,000	115,214
5.10%, 12/01/2018	675,000	676,323

		12,177,997

Total Municipal Obligations (cost $517,790,865)		515,691,189

	Shares	Value

SHORT-TERM INVESTMENTS 0.5%
MUTUAL FUND SHARES 0.5%
Evergreen Institutional Municipal Money Market Fund, Class I, 2.03% q ø (cost $2,753,595)	2,753,595	2,753,595

Total Investments (cost $520,544,460) 99.1%		518,444,784
Other Assets and Liabilities 0.9%		4,892,035

Net Assets 100.0%		$523,336,819

¤

Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from accretion of discount at acquisition.

10

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)

q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.
CCAB	Convertible Capital Appreciation Bond
CDA	Community Development Authority
CDD	Community Development District
COP	Certificates of Participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RHA	Residential Housing Authority
RRB	Refunding Revenue Bond
SAVRS	Select Auction Variable Rate Securities
SFHRB	Single Family Housing Revenue Bond
SFHRRB	Single Family Housing Refunding Revenue Bond
TCR	Transferable Custody Receipts

The following table shows the percent of total investments by geographic location as of August 31, 2008:

New York	12.2%
Texas	10.4%
California	9.9%
Florida	8.2%
Ohio	8.0%
Illinois	6.3%
Massachusetts	6.0%
Michigan	3.8%
Washington	2.6%
Connecticut	2.5%
Georgia	2.3%
New Jersey	2.3%
Virginia	2.0%
Louisiana	2.0%
Rhode Island	1.8%
Alaska	1.7%
Utah	1.7%
Missouri	1.7%
Indiana	1.6%
Arizona	1.0%
Kentucky	1.0%
Maryland	1.0%
Alabama	1.0%
Oregon	1.0%
Pennsylvania	1.0%
West Virginia	0.8%
Mississippi	0.6%
Oklahoma	0.6%
South Carolina	0.5%
Montana	0.5%
Arkansas	0.4%
Tennessee	0.4%
Nebraska	0.4%
New Hampshire	0.4%
New Mexico	0.3%
Colorado	0.3%
Minnesota	0.2%
Puerto Rico	0.2%
North Carolina	0.2%
North Dakota	0.2%
District of Columbia	0.1%
Hawaii	0.1%
Maine	0.1%
Wisconsin	0.1%
Kansas	0.1%
Non-state specific	0.5%

100.0%

On August 31, 2008, the aggregate cost of securities for federal income tax purposes was $520,685,872. The gross unrealized appreciation and depreciation on securities based on tax cost was $2,261,560 and $4,502,648, respectively, with a net unrealized depreciation of $2,241,088.

11

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Valuation hierarchy

On June 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$2,753,595
Level 2 – Other Significant Observable Inputs	515,691,189
Level 3 – Significant Unobservable Inputs	0

Total	$518,444,784

12

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Municipal Trust

By:
Dennis H. Ferro,
Principal Executive Officer

Date: October 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Dennis H. Ferro,
Principal Executive Officer

Date: October 29, 2008

By:
Kasey Phillips
Principal Financial Officer

Date: October 29, 2008